UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00058)

Exact name of registrant as specified in charter:	The George Putnam Fund of Boston

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

The George Putnam Fund of Boston
The fund's portfolio
4/30/08 (Unaudited)

COMMON STOCKS (53.3%)(a)
	Shares	Value

Basic Materials (3.3%)
Cytec Industries, Inc.	91,600	$5,405,316
Dow Chemical Co. (The) (S)	194,500	7,809,175
E.I. du Pont de Nemours & Co.	163,200	7,982,112
Freeport-McMoRan Copper & Gold, Inc. Class B	148,692	16,913,715
Lubrizol Corp. (The)	156,700	9,138,744
Nucor Corp. (S)	177,200	13,378,600
Packaging Corp. of America	273,800	6,018,124
PPG Industries, Inc.	199,600	12,249,452
Reliance Steel & Aluminum Co.	106,300	6,460,914
Southern Copper Corp.	58,800	6,747,888
Terra Industries, Inc. (NON) (S)	217,000	8,215,620
United States Steel Corp. (S)	62,500	9,621,875
		109,941,535

Capital Goods (3.7%)
Ball Corp.	98,400	5,291,952
Boeing Co. (The)	198,600	16,853,196
Caterpillar, Inc.	230,700	18,889,716
Cummins, Inc.	82,400	5,162,360
Eaton Corp.	21,700	1,906,128
Gardner Denver, Inc. (NON)	183,100	8,504,995
General Dynamics Corp.	76,100	6,880,962
L-3 Communications Holdings, Inc.	84,500	9,417,525
Lockheed Martin Corp.	81,500	8,642,260
Northrop Grumman Corp.	200,100	14,721,357
Precision Castparts Corp.	50,700	5,960,292
Raytheon Co.	176,200	11,271,514
Roper Industries, Inc.	32,300	2,006,476
Teleflex, Inc.	33,500	1,845,515
Waste Management, Inc.	86,200	3,111,820
WESCO International, Inc. (NON)	148,200	5,514,522
		125,980,590

Communication Services (3.9%)
AT&T, Inc. (SEG)	1,695,182	65,620,495
CenturyTel, Inc.	279,300	9,063,285
Embarq Corp.	124,200	5,162,994
NeuStar, Inc. Class A (NON)	215,700	5,933,907
Sprint Nextel Corp. (S)	924,100	7,383,559
Verizon Communications, Inc.	987,400	37,995,152
		131,159,392

Conglomerates (3.3%)
General Electric Co.	2,892,600	94,588,020
Honeywell International, Inc.	268,300	15,937,020
		110,525,040

Consumer Cyclicals (2.9%)
Amazon.com, Inc. (NON) (S)	69,600	5,472,648
AutoZone, Inc. (NON)	16,900	2,040,675
Big Lots, Inc. (NON)	362,300	9,792,969
Black & Decker Manufacturing Co. (S)	46,500	3,051,795
Carnival Corp. (S)	152,800	6,137,976
Clear Channel Communications, Inc.	79,400	2,393,910
Deluxe Corp.	99,900	2,123,874
GameStop Corp. (NON)	101,900	5,608,576
Gap, Inc. (The) (S)	145,100	2,701,762
JC Penney Co., Inc. (Holding Co.)	64,500	2,741,250
Lennar Corp. (S)	357,700	6,588,834
Lowe's Cos., Inc. (S)	258,000	6,499,020
Macy's, Inc.	205,500	5,197,095
Nordstrom, Inc. (S)	89,800	3,166,348
NVR, Inc. (NON) (S)	14,256	8,746,056
R. H. Donnelley Corp. (NON) (S)	403,400	1,932,286
RadioShack Corp. (S)	135,200	1,879,280
Regal Entertainment Group Class A (S)	642,700	12,185,592
Whirlpool Corp. (S)	110,600	8,049,468
		96,309,414

Consumer Staples (5.3%)
Altria Group, Inc. (SEG)	332,400	6,648,000
American Greetings Corp. Class A	261,800	4,686,220
Blyth Industries, Inc.	164,552	2,771,056
Clorox Co.	106,800	5,660,400
Corn Products International, Inc.	85,700	3,974,766
Darden Restaurants, Inc.	165,100	5,874,258
Energizer Holdings, Inc. (NON) (S)	17,500	1,383,550
General Mills, Inc. (S)	226,100	13,656,440
H.J. Heinz Co.	55,700	2,619,571
ITT Educational Services, Inc. (NON)	113,400	8,693,244
JM Smucker Co. (The)	120,000	5,985,600
Kimberly-Clark Corp.	70,000	4,479,300
Kraft Foods, Inc. Class A	160,443	5,074,812
Kroger Co.	204,100	5,561,725
Loews Corp. - Carolina Group	66,700	4,380,189
McDonald's Corp.	58,500	3,485,430

MPS Group, Inc. (NON) (S)	191,700	2,056,941
Newell Rubbermaid, Inc.	311,800	6,401,254
Pepsi Bottling Group, Inc. (The)	374,100	12,610,911
Philip Morris International, Inc. (NON)	332,400	16,962,372
Procter & Gamble Co. (The)	354,500	23,769,225
Robert Half International, Inc. (S)	252,600	5,986,620
Ruby Tuesday, Inc. (S)	507,900	4,322,229
SYSCO Corp.	63,800	1,950,366
Tyson Foods, Inc. Class A	334,600	5,955,880
Universal Corp. (S)	120,100	7,709,219
Walt Disney Co. (The)	240,300	7,792,929
		180,452,507

Energy (3.0%)
Chevron Corp. (S)	240,700	23,143,305
ConocoPhillips	195,100	16,807,865
Exxon Mobil Corp.	88,800	8,264,616
Frontier Oil Corp.	130,000	3,230,500
Global Industries, Ltd. (NON) (S)	287,900	4,594,884
Hess Corp. (S)	103,300	10,970,460
Marathon Oil Corp.	149,700	6,821,829
National-Oilwell Varco, Inc. (NON)	81,100	5,551,295
Sunoco, Inc.	54,100	2,510,781
Tesoro Corp.	102,000	2,564,280
Valero Energy Corp.	348,200	17,009,570
		101,469,385

Financial (14.3%)
Allied World Assurance Company Holdings, Ltd. (Bermuda)	126,400	5,211,472
Allstate Corp. (The)	225,915	11,377,079
American International Group, Inc.	88,300	4,079,460
Assurant, Inc.	49,415	3,211,975
Axis Capital Holdings, Ltd. (Bermuda)	299,288	10,148,856
Bank of America Corp.	1,405,000	52,743,700
Bank of New York Mellon Corp. (The)	77,996	3,395,166
BB&T Corp.	128,900	4,419,981
CB Richard Ellis Group, Inc. Class A (NON)	268,800	6,214,656
CBL & Associates Properties (R)	344,000	8,424,560
Chubb Corp. (The)	148,300	7,855,451
Citigroup, Inc. (SEG)	2,003,200	50,620,864
Endurance Specialty Holdings, Ltd. (Bermuda)	152,200	5,651,186
Everest Re Group, Ltd. (Bermuda)	39,500	3,568,825
Freddie Mac	633,075	15,769,898
General Growth Properties, Inc. (R)	61,000	2,498,560
Goldman Sachs Group, Inc. (The)	81,003	15,501,544
Hartford Financial Services Group, Inc. (The)	44,754	3,189,618
Hospitality Properties Trust (R)	103,700	3,331,881
HRPT Properties Trust (R)	340,000	2,356,200
Jones Lang LaSalle, Inc.	88,700	6,884,007
JPMorgan Chase & Co.	1,335,151	63,619,945
KeyCorp	421,500	10,170,795
Lehman Brothers Holdings, Inc.	240,795	10,652,771
Marshall & Ilsley Corp.	327,499	8,180,925
Merrill Lynch & Co., Inc.	318,491	15,870,407
Morgan Stanley	434,162	21,100,273
National City Corp.	269,400	1,697,220
PNC Financial Services Group	139,321	9,661,911
ProLogis Trust (R)	97,600	6,110,736
RenaissanceRe Holdings, Ltd. (Bermuda)	219,000	11,265,360
SunTrust Banks, Inc. (S)	37,400	2,085,050
Travelers Cos., Inc. (The)	158,200	7,973,280
U.S. Bancorp	289,499	9,811,121
W.R. Berkley Corp.	172,000	4,418,680
Wachovia Corp.	947,200	27,610,880
Washington Mutual, Inc.	123,000	1,511,670
Wells Fargo & Co.	1,026,800	30,547,300
XL Capital, Ltd. Class A (Bermuda) (S)	182,900	6,381,381
Zions Bancorp. (S)	117,200	5,432,220
		480,556,864

Health Care (5.1%)
Aetna, Inc.	101,600	4,429,760
AmerisourceBergen Corp.	263,900	10,701,145
Apria Healthcare Group, Inc. (NON)	159,700	2,813,914
Baxter International, Inc.	140,600	8,762,192
Boston Scientific Corp. (NON)	253,900	3,384,487
Bristol-Myers Squibb Co.	158,700	3,486,639
Coventry Health Care, Inc. (NON) (S)	111,100	4,969,503
Covidien, Ltd.	257,312	12,013,897
DaVita, Inc. (NON)	99,300	5,204,313
Endo Pharmaceuticals Holdings, Inc. (NON) (S)	218,500	5,425,355
Express Scripts, Inc. (NON)	67,800	4,747,356
Humana, Inc. (NON)	102,300	4,888,917
King Pharmaceuticals, Inc. (NON)	659,100	6,188,949
McKesson Corp.	283,200	14,760,384
Medco Health Solutions, Inc. (NON)	140,400	6,955,416
Merck & Co., Inc.	411,900	15,668,676
Par Pharmaceutical Cos., Inc.	132,700	2,262,535
Pfizer, Inc.	1,930,900	38,830,399
UnitedHealth Group, Inc.	76,700	2,502,721
WellPoint, Inc. (NON)	264,200	13,143,950
		171,140,508

Technology (5.3%)
Accenture, Ltd. Class A (Bermuda)	486,400	18,264,320

Apple Computer, Inc. (NON)	13,200	2,296,140
Applied Materials, Inc.	685,300	12,787,698
Arrow Electronics, Inc. (NON)	120,900	3,289,689
Atmel Corp. (NON)	1,320,300	4,911,516
Avnet, Inc. (NON) (S)	116,100	3,040,659
BMC Software, Inc. (NON)	57,000	1,981,320
Computer Sciences Corp. (NON)	38,000	1,656,420
Dell, Inc. (NON) (S)	250,300	4,663,089
DST Systems, Inc. (NON) (S)	70,600	4,224,704
eBay, Inc. (NON)	148,600	4,649,694
Fidelity National Information Services, Inc.	177,000	6,382,620
Harris Corp.	55,600	3,004,068
Hewlett-Packard Co.	689,900	31,976,865
IBM Corp.	176,300	21,279,410
Intel Corp.	912,700	20,316,702
Oracle Corp. (NON)	282,900	5,898,465
SanDisk Corp. (NON) (S)	252,200	6,832,098
Seagate Technology (Cayman Islands)	217,500	4,104,225
Thermo Electron Corp. (NON)	223,400	12,928,158
Xerox Corp.	397,900	5,558,663
		180,046,523

Transportation (0.4%)
AMR Corp. (NON) (S)	404,600	3,548,342
UAL Corp. (S)	131,100	1,953,390
Union Pacific Corp.	15,300	2,221,407
US Airways Group, Inc. (NON) (S)	791,900	6,802,421
		14,525,560

Utilities & Power (2.8%)
Atmos Energy Corp.	221,500	6,131,120
Black Hills Corp.	127,300	4,965,973
Dominion Resources, Inc. (S)	50,200	2,178,178
DTE Energy Co. (S)	119,300	4,808,983
Duke Energy Corp.	303,500	5,557,085
Edison International	273,300	14,258,061
Energen Corp.	93,500	6,380,440
Entergy Corp.	45,300	5,203,158
FirstEnergy Corp.	116,500	8,812,060
FPL Group, Inc.	79,700	5,283,313
PG&E Corp.	321,950	12,878,000
Sempra Energy	76,600	4,340,922
Southern Union Co.	173,300	4,439,946
Wisconsin Energy Corp.	194,700	9,240,462
		94,477,701

Total common stocks (cost $1,791,802,369)		$1,796,585,019

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (52.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.0%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from January 20, 2034 to
November 20, 2037	$31,146,650	$32,406,828

U.S. Government Agency Mortgage Obligations (51.1%)
Federal Home Loan Mortgage Corporation
8 3/4s, with due dates from May 1, 2009 to June 1, 2009	26,162	26,550
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, March 1, 2035	24,863	25,566
5 1/2s, June 1, 2035	2,086,809	2,104,828
5 1/2s, July 1, 2016	312,890	318,941
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to
April 1, 2032	202,757	225,763
8s, with due dates from August 1, 2026 to March 1, 2033	758,684	783,076
7 1/2s, with due dates from August 1, 2028 to
July 1, 2033	497,506	529,084
7s, with due dates from February 1, 2033 to
January 1, 2036	3,527,710	3,729,063
7s, with due dates from July 1, 2014 to
December 1, 2014	546,252	568,429
6 1/2s, with due dates from June 1, 2036 to
December 1, 2037	4,303,196	4,458,849
6 1/2s, with due dates from September 1, 2010 to
May 1, 2011	72,005	74,960
6 1/2s, TBA, June 1, 2038	21,000,000	21,682,500
6 1/2s, TBA, May 1, 2038	46,000,000	47,603,691
6s, with due dates from May 1, 2036 to
September 1, 2037	14,473,783	14,813,928
6s, with due dates from October 1, 2011 to
September 1, 2021	1,161,509	1,197,321
6s, TBA, May 1, 2038	58,000,000	59,277,810
5 1/2s, with due dates from January 1, 2037 to
December 1, 2037	21,824,766	21,968,020
5 1/2s, with due dates from November 1, 2020 to
October 1, 2022	57,810,485	58,998,764
5 1/2s, TBA, June 1, 2038	531,000,000	532,431,204
5 1/2s, TBA, May 1, 2038	879,000,000	883,532,300
5s, with due dates from April 1, 2021 to June 1, 2021	308,226	310,742
5s, TBA, May 1, 2038	7,000,000	6,878,593
4 1/2s, with due dates from July 1, 2020 to

October 1, 2022	59,289,202	58,768,198
4s, with due dates from May 1, 2019 to August 1, 2020	714,608	690,410
		1,720,998,590

Total U.S. government and agency mortgage obligations (cost $1,744,882,080)		$1,753,405,418

COLLATERALIZED MORTGAGE OBLIGATIONS (23.2%)(a)
	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.943s, 2035	$2,756,666	$2,515,458
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.395s, 2036	157,000	9,441
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	1,562,688	1,626,060
FRB Ser. 97-D5, Class A5, 6.934s, 2043	325,000	328,181
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	950,000	960,893
FRB Ser. 07-3, Class A3, 5.659s, 2049	1,200,000	1,107,834
Ser. 07-2, Class A2, 5.634s, 2049	1,198,000	1,196,275
Ser. 06-4, Class A2, 5.522s, 2046	6,770,000	6,752,301
Ser. 04-3, Class A5, 5.493s, 2039	4,690,000	4,676,446
FRB Ser. 05-1, Class A5, 5.08s, 2042	252,000	242,415
Ser. 05-6, Class A2, 5.165s, 2047	675,000	665,581
Ser. 07-5, Class XW, Interest Only (IO), 0.608s, 2051	33,980,702	830,842
Ser. 07-1, Class XW, IO, 0.465s, 2049	17,074,446	276,945
Ser. 06-1, Class XC, IO, 0.076s, 2045	40,736,207	221,856
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	715,000	630,790
Ser. 02-PB2, Class XC, IO, 0.219s, 2035	9,132,798	151,604
Ser. 04-4, Class XC, IO, 0.167s, 2042	30,263,428	390,184
Ser. 04-5, Class XC, IO, 0.147s, 2041	48,787,014	532,391
Ser. 05-1, Class XW, IO, 0.144s, 2042	243,621,417	698,509
Ser. 05-4, Class XC, IO, 0.092s, 2045	82,108,171	459,129
Ser. 06-4, Class XC, IO, 0.088s, 2046	49,782,349	472,932
Ser. 06-5, Class XC, IO, 0.07s, 2016	100,181,124	1,136,233
Banc of America Funding Corp. Ser. 07-4, Class 4A2,
IO, 5 1/2s, 2034 (F)	1,290,111	226,209
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 3.666s, 2018	142,000	137,030
FRB Ser. 04-BBA4, Class G, 3.416s, 2018	449,000	435,530
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.716s, 2022	496,000	401,760
FRB Ser. 05-MIB1, Class J, 3.766s, 2022	1,400,000	1,134,000
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.745s, 2033	416,814	388,679
Ser. 04-D, Class 2A, IO, 0.31s, 2034	11,820,883	14,717
Ser. 05-E, Class 2, IO, 0.303s, 2035	31,284,978	115,967
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	1,554,009	1,539,680
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 3.195s, 2035 (F)	1,165,361	1,034,486
Ser. 04-2, IO, 1.72s, 2034 (F)	4,987,916	237,895
Ser. 05-3A, IO, 1.6s, 2035	15,160,859	1,044,724
Ser. 05-1A, IO, 1.6s, 2035 (F)	5,043,999	295,008
Ser. 04-3, IO, 1.6s, 2035 (F)	3,343,649	160,517
Ser. 07-5A, IO, 1.55s, 2037 (F)	13,373,058	1,807,286
Ser. 07-2A, IO, 1.3s, 2037 (F)	15,181,694	1,701,107
Ser. 07-1, Class S, IO, 1.211s, 2037 (F)	13,238,371	1,423,022
Ser. 06-4A, IO, 1.14s, 2036	2,135,923	241,453
Ser. 06-2A, IO, 0.879s, 2036	2,822,834	231,254
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
6.892s, 2034	161,825	145,602
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.188s, 2032	456,000	431,954
Ser. 07-PW17, Class A3, 5.736s, 2050	14,895,000	14,569,246
Ser. 04-PR3I, Class X1, IO, 0.456s, 2041	14,352,727	228,438
Ser. 05-PWR9, Class X1, IO, 0.109s, 2042	40,795,523	320,359
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.883s, 2038	18,141,967	694,696
Ser. 06-PW14, Class X1, IO, 0.091s, 2038	19,510,066	271,680
Ser. 07-PW15, Class X1, IO, 0.078s, 2044	64,317,677	619,727
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	63,309,341	215,011
Ser. 07-PW16, Class X, IO, 0.032s, 2040	143,679,602	134,700
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	7,445,600	101,126
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	550,441	571,001
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	4,600,000	4,258,256
Ser. 98-1, Class G, 6.56s, 2030	1,171,000	1,124,082
Ser. 98-1, Class H, 6.34s, 2030	1,761,000	1,625,444
Citigroup Ser. 08-C7, Class A2A, 6.034s, 2012 (F)	105,000	104,012
Citigroup Commercial Mortgage Trust Ser. 08-C7,
Class A3, 6.095s, 2014 (F)	190,000	184,508
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.122s, 2043 (F)	115,894,081	1,019,169
Ser. 06-C5, Class XC, IO, 0.068s, 2049 (F)	122,919,060	1,329,004
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 3.755s, 2037	4,599,064	321,597
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	759,000	732,971
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.56s, 2049 (F)	26,670,242	562,895
Ser. 06-CD2, Class X, IO, 0.128s, 2046	76,242,120	318,788
Ser. 07-CD4, Class XC, IO, 0.058s, 2049 (F)	89,188,324	687,207
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	2,013,000	2,027,842

Ser. 98-C2, Class F, 5.44s, 2030	3,255,000	3,163,040
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.221s, 2017	1,806,000	1,771,020
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	939,000	794,245
Ser. 06-CN2A, Class J, 5.756s, 2019	751,000	620,313
FRB Ser. 01-J2A, Class A2F, 3.213s, 2034 (F)	1,590,000	1,382,852
Ser. 03-LB1A, Class X1, IO, 0.514s, 2038	8,593,390	319,906
Ser. 05-LP5, Class XC, IO, 0.093s, 2043	71,050,537	559,109
Ser. 06-C8, Class XS, IO, 0.062s, 2046	57,532,206	553,635
Ser. 05-C6, Class XC, IO, 0.059s, 2044	66,883,245	359,172
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 4.705s, 2034	103,794	5,449
Ser. 05-24, Class 1AX, IO, 1.209s, 2035	10,579,675	186,128
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 3.781s, 2035	8,917,043	183,063
Ser. 05-2, Class 2X, IO, 1.16s, 2035	8,861,110	174,405
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	975,998	1,052,418
IFB Ser. 05-R1, Class 1AS, IO, 3.395s, 2035	7,069,139	489,931
IFB Ser. 05-R2, Class 1AS, IO, 3.034s, 2035	6,745,834	380,434
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039	4,505,000	4,516,055
Ser. 06-C5, Class AX, IO, 0.11s, 2039	36,636,694	506,832
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.28s, 2049	121,891,259	1,053,872
Ser. 06-C4, Class AX, IO, 0.105s, 2039	76,688,410	998,361
Ser. 07-C1, Class AX, IO, 0.084s, 2040	80,640,341	701,732
Ser. 06-C3, Class AX, IO, 0.032s, 2038	102,717,318	30,815
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 3.695s, 2017	232,000	209,960
FRB Ser. 06-A, Class C, 3.495s, 2017	688,000	626,080
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	2,610,407	2,610,407
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	2,903,000	2,742,377
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,239,000	1,329,127
Ser. 04-C2, Class A2, 5.416s, 2036	5,070,000	5,087,390
FRB Ser. 04-C3, Class A5, 5.113s, 2036	92,000	90,740
Ser. 04-C3, Class A3, 4.302s, 2036	196,000	194,544
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 3.666s, 2020	259,000	236,985
FRB Ser. 04-TF2A, Class J, 3.666s, 2016	313,000	287,960
FRB Ser. 05-TF2A, Class J, 3.616s, 2020	407,807	385,378
FRB Ser. 04-TF2A, Class H, 3.416s, 2019	627,000	583,110
Ser. 01-CK1, Class AY, IO, 0.892s, 2035	65,724,067	1,012,808
Ser. 03-C3, Class AX, IO, 0.595s, 2038	54,797,435	1,962,821
Ser. 02-CP3, Class AX, IO, 0.396s, 2035	20,670,134	716,326
Ser. 04-C4, Class AX, IO, 0.281s, 2039	11,590,982	225,248
Ser. 05-C2, Class AX, IO, 0.147s, 2037	75,465,132	964,746
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,139,610	2,203,371
Ser. 99-CG2, Class B3, 6.1s, 2032	1,752,000	1,750,326
Ser. 99-CG2, Class B4, 6.1s, 2032	2,785,000	2,737,934
Ser. 98-CF2, Class B3, 6.04s, 2031	814,188	818,617
Fannie Mae
IFB Ser. 06-70, Class SM, 30.218s, 2036	349,313	456,656
IFB Ser. 07-75, Class JS, 29.2s, 2037	2,227,640	3,093,847
IFB Ser. 07-80, Class AS, 26.2s, 2037	920,787	1,201,912
IFB Ser. 07-1, Class NR, 25.498s, 2037	74,408	86,109
IFB Ser. 07-75, Class CS, 25.235s, 2037	1,466,253	2,029,880
IFB Ser. 06-62, Class PS, 22.53s, 2036	1,392,639	1,825,652
IFB Ser. 07-60, Class SB, 22.23s, 2037	786,026	969,012
IFB Ser. 06-76, Class QB, 22.23s, 2036	1,500,349	1,966,734
IFB Ser. 06-48, Class TQ, 22.23s, 2036	2,753,149	3,511,264
IFB Ser. 06-63, Class SP, 21.93s, 2036	1,640,640	2,124,349
IFB Ser. 07-W7, Class 1A4, 21.81s, 2037	1,461,113	1,801,148
IFB Ser. 07-81, Class SC, 20.43s, 2037	1,278,682	1,554,333
IFB Ser. 07-1, Class NK, 19.828s, 2037	3,718,531	4,722,496
IFB Ser. 06-104, Class GS, 19.61s, 2036	990,658	1,234,686
IFB Ser. 06-104, Class ES, 18.975s, 2036	1,855,641	2,305,546
IFB Ser. 05-37, Class SU, 17.62s, 2035	2,303,439	2,791,004
IFB Ser. 06-49, Class SE, 17.42s, 2036	2,427,648	2,888,304
IFB Ser. 06-60, Class AK, 17.22s, 2036	1,178,204	1,407,756
IFB Ser. 06-60, Class TK, 17.02s, 2036	780,081	923,071
IFB Ser. 06-104, Class CS, 16.673s, 2036	2,018,782	2,320,088
IFB Ser. 07-30, Class FS, 16.419s, 2037	3,730,097	4,338,688
IFB Ser. 07-96, Class AS, 15.675s, 2037	1,817,412	2,025,214
IFB Ser. 05-25, Class PS, 15.422s, 2035	78,278	90,968
IFB Ser. 06-115, Class ES, 14.98s, 2036	1,537,297	1,805,713
IFB Ser. 06-8, Class PK, 14.82s, 2036	2,657,258	2,960,833
IFB Ser. 05-57, Class CD, 14.269s, 2035	1,211,533	1,370,923
IFB Ser. 05-74, Class CP, 14.135s, 2035	1,405,480	1,635,951
IFB Ser. 05-115, Class NQ, 14.081s, 2036	784,952	866,884
IFB Ser. 06-27, Class SP, 13.952s, 2036	2,117,314	2,423,716
IFB Ser. 06-8, Class HP, 13.952s, 2036	2,231,276	2,550,399
IFB Ser. 06-8, Class WK, 13.952s, 2036	3,560,030	4,037,131
IFB Ser. 05-106, Class US, 13.952s, 2035	3,371,884	3,871,068
IFB Ser. 05-99, Class SA, 13.952s, 2035	1,658,502	1,863,717
IFB Ser. 05-45, Class DA, 13.805s, 2035	2,667,263	3,031,258
IFB Ser. 05-74, Class DM, 13.768s, 2035	3,242,500	3,717,332
IFB Ser. 05-45, Class DC, 13.695s, 2035	2,080,436	2,356,557
IFB Ser. 06-60, Class CS, 13.475s, 2036	755,778	808,843
IFB Ser. 05-57, Class DC, 12.366s, 2034	2,053,029	2,268,201
IFB Ser. 05-74, Class SK, 12.169s, 2035	2,590,521	2,866,884
IFB Ser. 05-74, Class CS, 12.059s, 2035	1,602,867	1,787,672

IFB Ser. 05-114, Class SP, 11.619s, 2036	977,866	1,034,612
IFB Ser. 05-45, Class PC, 11.565s, 2034	1,082,496	1,181,428
IFB Ser. 05-95, Class OP, 11.413s, 2035	1,000,377	1,051,124
IFB Ser. 05-95, Class CP, 11.274s, 2035	247,263	273,377
IFB Ser. 05-106, Class JC, 11.147s, 2035	690,143	709,054
Ser. 03-W6, Class PT1, 10.029s, 2042	206,369	235,009
IFB Ser. 05-83, Class QP, 9.867s, 2034	568,681	581,963
IFB Ser. 05-72, Class SB, 9.638s, 2035	1,642,123	1,691,572
Ser. 02-T12, Class A4, 9 1/2s, 2042	184,720	201,074
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,014,694	1,135,689
Ser. 02-T6, Class A3, 9 1/2s, 2041	371,303	405,093
Ser. 04-T3, Class PT1, 8.967s, 2044	540,899	602,933
Ser. 02-26, Class A2, 7 1/2s, 2048	1,710,322	1,844,388
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	49,878	54,061
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	776,762	841,800
Ser. 03-W1, Class 2A, 7 1/2s, 2042	1,512,434	1,630,001
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,116,486	1,205,414
Ser. 02-T12, Class A3, 7 1/2s, 2042	302,601	325,224
Ser. 02-14, Class A2, 7 1/2s, 2042	597,785	642,164
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,901,358	2,039,002
Ser. 02-T4, Class A3, 7 1/2s, 2041	322,367	345,663
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,648,765	1,766,844
Ser. 01-T3, Class A1, 7 1/2s, 2040	287,451	307,938
Ser. 01-T1, Class A1, 7 1/2s, 2040	616,113	663,412
Ser. 99-T2, Class A1, 7 1/2s, 2039	170,391	186,344
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	710,629	764,976
Ser. 02-T1, Class A3, 7 1/2s, 2031	498,379	536,215
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,476,903	1,572,645
Ser. 01-T5, Class A3, 7 1/2s, 2030	171,450	184,068
Ser. 01-T4, Class A1, 7 1/2s, 2028	3,520,268	3,820,685
Ser. 02-26, Class A1, 7s, 2048	1,130,733	1,204,683
Ser. 04-T3, Class 1A3, 7s, 2044	516,061	552,270
Ser. 03-W3, Class 1A2, 7s, 2042	507,958	541,992
Ser. 02-T16, Class A2, 7s, 2042	1,049,435	1,121,122
Ser. 02-14, Class A1, 7s, 2042	93,373	99,243
Ser. 02-T4, Class A2, 7s, 2041	602,950	640,057
Ser. 01-W3, Class A, 7s, 2041	355,839	379,353
Ser. 04-W1, Class 2A2, 7s, 2033	5,289,883	5,658,124
Ser. 381, Class 14, IO, 6 1/2s, 2037	1,996,793	385,946
Ser. 381, Class 16, IO, 6 1/2s, 2037	392,081	82,962
Ser. 381, Class 15, IO, 6 1/2s, 2037	845,617	167,114
Ser. 371, Class 2, IO, 6 1/2s, 2036	4,598,139	1,012,073
Ser. 363, Class 2, IO, 5 1/2s, 2035	2,452,893	576,874
IFB Ser. 07-W6, Class 6A2, IO, 4.905s, 2037	2,078,605	239,198
IFB Ser. 06-90, Class SE, IO, 4.905s, 2036	2,013,595	269,882
IFB Ser. 04-51, Class XP, IO, 4.805s, 2034	128,809	13,882
IFB Ser. 03-66, Class SA, IO, 4.755s, 2033	2,777,704	330,513
IFB Ser. 04-17, Class ST, IO, 4.705s, 2034	142,717	18,117
IFB Ser. 07-W6, Class 5A2, IO, 4.395s, 2037	2,784,744	307,984
IFB Ser. 07-W4, Class 4A2, IO, 4.385s, 2037	12,716,492	1,324,265
IFB Ser. 07-W2, Class 3A2, IO, 4.385s, 2037	3,777,116	398,360
IFB Ser. 06-115, Class BI, IO, 4.365s, 2036	3,525,994	299,969
IFB Ser. 05-113, Class AI, IO, 4.335s, 2036	645,345	73,903
IFB Ser. 05-113, Class DI, IO, 4.335s, 2036	20,464,493	2,009,658
IFB Ser. 05-52, Class DC, IO, 4.305s, 2035	1,739,500	199,582
IFB Ser. 07-60, Class AX, IO, 4.255s, 2037	7,800,110	826,209
IFB Ser. 06-60, Class SI, IO, 4.255s, 2036	3,640,377	408,502
IFB Ser. 06-60, Class UI, IO, 4.255s, 2036	1,476,865	169,694
IFB Ser. 04-24, Class CS, IO, 4.255s, 2034	3,854,303	408,022
IFB Ser. 04-12, Class WS, IO, 4.255s, 2033	109,220	10,793
IFB Ser. 07-W7, Class 3A2, IO, 4.235s, 2037	4,775,798	470,685
IFB Ser. 03-122, Class SA, IO, 4.205s, 2028	4,933,709	347,974
IFB Ser. 03-122, Class SJ, IO, 4.205s, 2028	5,158,759	363,553
IFB Ser. 06-60, Class DI, IO, 4.175s, 2035	1,840,783	167,025
IFB Ser. 04-60, Class SW, IO, 4.155s, 2034	7,143,230	796,118
IFB Ser. 05-65, Class KI, IO, 4.105s, 2035	13,697,752	1,336,383
IFB Ser. 08-01, Class GI, IO, 4.065s, 2037	14,178,871	1,451,865
IFB Ser. 05-42, Class SA, IO, 3.905s, 2035	213,899	18,144
IFB Ser. 07-23, Class SI, IO, 3 7/8s, 2037	3,055,778	269,762
IFB Ser. 07-54, Class CI, IO, 3.865s, 2037	2,369,692	238,093
IFB Ser. 07-39, Class JI, IO, 3.865s, 2037	2,082,684	171,670
IFB Ser. 07-39, Class PI, IO, 3.865s, 2037	2,322,055	214,448
IFB Ser. 07-30, Class WI, IO, 3.865s, 2037	19,730,764	1,700,744
IFB Ser. 07-28, Class SE, IO, 3.855s, 2037	2,521,187	242,294
IFB Ser. 06-128, Class SH, IO, 3.855s, 2037	2,816,986	232,728
IFB Ser. 06-56, Class SM, IO, 3.855s, 2036	7,069,860	637,667
IFB Ser. 05-73, Class SI, IO, 3.855s, 2035	1,577,298	127,357
IFB Ser. 05-12, Class SC, IO, 3.855s, 2035	2,379,229	205,971
IFB Ser. 05-17, Class ES, IO, 3.855s, 2035	3,135,975	300,784
IFB Ser. 05-17, Class SY, IO, 3.855s, 2035	1,445,253	139,927
IFB Ser. 05-45, Class PL, IO, 3.855s, 2034	216,456	21,963
IFB Ser. 07-W5, Class 2A2, IO, 3.845s, 2037	1,183,560	101,631
IFB Ser. 07-30, Class IE, IO, 3.845s, 2037	6,793,310	781,332
IFB Ser. 06-123, Class CI, IO, 3.845s, 2037	5,656,498	546,530
IFB Ser. 06-123, Class UI, IO, 3.845s, 2037	2,482,403	237,185
IFB Ser. 05-82, Class SY, IO, 3.835s, 2035	6,269,662	563,383
IFB Ser. 05-45, Class EW, IO, 3.825s, 2035	2,832,862	233,020
IFB Ser. 05-45, Class SR, IO, 3.825s, 2035	8,682,294	778,191
IFB Ser. 07-15, Class BI, IO, 3.805s, 2037	4,092,341	387,886
IFB Ser. 06-126, Class CS, IO, 3.805s, 2037	1,569,708	135,473
IFB Ser. 06-16, Class SM, IO, 3.805s, 2036	2,170,955	212,480
IFB Ser. 05-95, Class CI, IO, 3.805s, 2035	3,670,420	372,410
IFB Ser. 05-84, Class SG, IO, 3.805s, 2035	6,019,620	602,083
IFB Ser. 05-57, Class NI, IO, 3.805s, 2035	1,273,069	112,450
IFB Ser. 05-54, Class SA, IO, 3.805s, 2035	6,087,876	519,704
IFB Ser. 05-23, Class SG, IO, 3.805s, 2035	4,712,218	451,562
IFB Ser. 05-29, Class SX, IO, 3.805s, 2035	77,474	7,168

IFB Ser. 05-104, Class NI, IO, 3.805s, 2035	4,143,066	393,915
IFB Ser. 05-17, Class SA, IO, 3.805s, 2035	4,095,593	390,195
IFB Ser. 05-17, Class SE, IO, 3.805s, 2035	4,425,578	417,000
IFB Ser. 05-57, Class DI, IO, 3.805s, 2035	9,572,892	836,163
IFB Ser. 05-7, Class SC, IO, 3.805s, 2035	252,911	20,816
IFB Ser. 05-83, Class QI, IO, 3.795s, 2035	980,275	110,364
IFB Ser. 06-128, Class GS, IO, 3.785s, 2037	2,650,019	257,471
IFB Ser. 05-83, Class SL, IO, 3.775s, 2035	10,434,937	931,078
Ser. 06-116, Class ES, IO, 3.755s, 2036	1,726,272	136,527
IFB Ser. 06-114, Class IS, IO, 3.755s, 2036	2,895,579	243,486
IFB Ser. 06-116, Class LS, IO, 3.755s, 2036	217,676	19,966
IFB Ser. 06-115, Class GI, IO, 3.745s, 2036	2,618,162	269,469
IFB Ser. 06-115, Class IE, IO, 3.745s, 2036	2,203,223	215,524
IFB Ser. 06-117, Class SA, IO, 3.745s, 2036	3,282,013	286,609
IFB Ser. 06-121, Class SD, IO, 3.745s, 2036	5,467,887	483,198
IFB Ser. 06-109, Class SG, IO, 3.735s, 2036	3,862,469	344,245
IFB Ser. 06-104, Class IM, IO, 3.725s, 2036	839,845	78,710
IFB Ser. 06-104, Class SY, IO, 3.725s, 2036	1,789,789	148,778
IFB Ser. 06-109, Class SH, IO, 3.725s, 2036	2,866,223	298,460
IFB Ser. 06-111, Class SA, IO, 3.725s, 2036	770,166	74,236
Ser. 06-104, Class SG, IO, 3.705s, 2036	3,500,254	283,244
IFB Ser. 07-W6, Class 4A2, IO, 3.705s, 2037	11,270,436	1,020,856
IFB Ser. 06-128, Class SC, IO, 3.705s, 2037	9,244,485	820,328
IFB Ser. 06-43, Class SI, IO, 3.705s, 2036	4,350,048	371,897
IFB Ser. 06-44, Class IS, IO, 3.705s, 2036	3,986,314	332,452
IFB Ser. 06-8, Class JH, IO, 3.705s, 2036	10,017,315	994,039
IFB Ser. 05-122, Class SG, IO, 3.705s, 2035	2,191,706	211,863
IFB Ser. 05-57, Class MS, IO, 3.705s, 2035	184,622	15,574
IFB Ser. 05-95, Class OI, IO, 3.695s, 2035	551,596	61,972
IFB Ser. 06-92, Class JI, IO, 3.685s, 2036	2,028,708	185,898
IFB Ser. 06-92, Class LI, IO, 3.685s, 2036	3,221,074	289,887
IFB Ser. 06-96, Class ES, IO, 3.685s, 2036	3,539,982	309,169
IFB Ser. 06-99, Class AS, IO, 3.685s, 2036	2,309,520	212,056
IFB Ser. 06-85, Class TS, IO, 3.665s, 2036	5,013,586	411,439
IFB Ser. 06-61, Class SE, IO, 3.655s, 2036	4,689,280	349,961
IFB Ser. 07-75, Class PI, IO, 3.645s, 2037	3,766,369	319,391
IFB Ser. 07-76, Class SA, IO, 3.645s, 2037	3,543,759	247,292
IFB Ser. 07-W7, Class 2A2, IO, 3.635s, 2037	8,981,465	789,467
IFB Ser. 07-88, Class MI, IO, 3 5/8s, 2037	1,186,600	84,246
Ser. 06-94, Class NI, IO, 3.605s, 2036	1,712,433	132,251
IFB Ser. 07-116, Class IA, IO, 3.605s, 2037	13,136,436	1,096,221
IFB Ser. 07-103, Class AI, IO, 3.605s, 2037	15,296,990	1,328,318
IFB Ser. 07-1, Class NI, IO, 3.605s, 2037	8,646,353	756,448
IFB Ser. 07-15, Class NI, IO, 3.605s, 2022	4,355,166	347,737
IFB Ser. 08-3, Class SC, IO, 3.555s, 2038	1,918,324	169,202
IFB Ser. 07-109, Class XI, IO, 3.555s, 2037	2,260,901	198,299
IFB Ser. 07-109, Class YI, IO, 3.555s, 2037	3,468,424	274,438
IFB Ser. 07-W8, Class 2A2, IO, 3.555s, 2037	6,135,835	529,740
IFB Ser. 07-88, Class JI, IO, 3.555s, 2037	4,633,694	408,975
IFB Ser. 06-79, Class SH, IO, 3.555s, 2036	218,107	20,767
IFB Ser. 07-54, Class KI, IO, 3.545s, 2037	1,786,738	137,041
IFB Ser. 07-30, Class JS, IO, 3.545s, 2037	5,789,398	503,275
IFB Ser. 07-30, Class LI, IO, 3.545s, 2037	8,822,589	785,127
IFB Ser. 07-W2, Class 1A2, IO, 3.535s, 2037	2,580,227	220,048
IFB Ser. 07-106, Class SN, IO, 3.515s, 2037	3,746,422	284,042
IFB Ser. 07-54, Class IA, IO, 3.515s, 2037	3,091,383	275,343
IFB Ser. 07-54, Class IB, IO, 3.515s, 2037	3,091,383	271,702
IFB Ser. 07-54, Class IC, IO, 3.515s, 2037	3,091,383	271,702
IFB Ser. 07-54, Class ID, IO, 3.515s, 2037	3,091,383	271,702
IFB Ser. 07-54, Class IE, IO, 3.515s, 2037	3,091,383	271,702
IFB Ser. 07-54, Class IF, IO, 3.515s, 2037	4,599,709	401,006
IFB Ser. 07-54, Class NI, IO, 3.515s, 2037	2,730,926	230,912
IFB Ser. 07-54, Class UI, IO, 3.515s, 2037	3,690,614	354,238
IFB Ser. 07-109, Class AI, IO, 3.505s, 2037	11,839,297	992,331
IFB Ser. 07-91, Class AS, IO, 3.505s, 2037	2,460,885	198,153
IFB Ser. 07-91, Class HS, IO, 3.505s, 2037	2,640,455	207,317
IFB Ser. 07-15, Class CI, IO, 3.485s, 2037	10,480,039	909,638
IFB Ser. 06-123, Class BI, IO, 3.485s, 2037	13,737,209	1,157,492
IFB Ser. 06-115, Class JI, IO, 3.485s, 2036	7,644,583	662,389
IFB Ser. 07-109, Class PI, IO, 3.455s, 2037	3,742,869	301,538
IFB Ser. 06-123, Class LI, IO, 3.425s, 2037	5,086,595	419,338
IFB Ser. 08-11, Class SC, IO, 3.385s, 2038	126,465	11,250
IFB Ser. 08-1, Class DI, IO, 3.365s, 2038	1,858,468	132,284
IFB Ser. 08-1, Class NI, IO, 3.355s, 2037	6,218,993	435,563
IFB Ser. 07-116, Class BI, IO, 3.355s, 2037	12,193,585	892,834
IFB Ser. 08-01, Class AI, IO, 3.355s, 2037	17,065,206	1,353,079
IFB Ser. 08-10, Class GI, IO, 3.335s, 2038	4,593,918	352,760
IFB Ser. 08-13, Class SA, IO, 3.325s, 2038	429,716	32,337
IFB Ser. 08-1, Class HI, IO, 3.305s, 2037	8,034,365	614,152
IFB Ser. 07-39, Class AI, IO, 3.225s, 2037	5,305,464	395,627
IFB Ser. 07-32, Class SD, IO, 3.215s, 2037	3,644,708	271,218
IFB Ser. 07-30, Class UI, IO, 3.205s, 2037	3,018,424	239,270
IFB Ser. 07-32, Class SC, IO, 3.205s, 2037	4,839,125	360,733
IFB Ser. 07-1, Class CI, IO, 3.205s, 2037	3,494,859	270,114
IFB Ser. 05-74, Class SE, IO, 3.205s, 2035	12,710,207	858,512
IFB Ser. 05-82, Class SI, IO, 3.205s, 2035	12,021,930	822,821
IFB Ser. 05-92, Class US, IO, 3.205s, 2025	565,987	38,736
IFB Ser. 05-14, Class SE, IO, 3.155s, 2035	2,376,965	163,078
IFB Ser. 08-33, Class SA, IO, 3.105s, 2038	7,037,476	498,324
IFB Ser. 05-58, Class IK, IO, 3.105s, 2035	4,317,620	386,608
IFB Ser. 08-1, Class BI, IO, 3.015s, 2038	9,469,670	553,591
IFB Ser. 07-75, Class ID, IO, 2.975s, 2037	2,962,974	214,815
Ser. 03-W12, Class 2, IO, 2.22s, 2043	7,144,321	421,719
Ser. 03-W10, Class 3, IO, 1.931s, 2043	5,631,981	297,027
Ser. 03-W10, Class 1, IO, 1.925s, 2043	22,211,287	1,150,922
Ser. 03-W8, Class 12, IO, 1.634s, 2042	22,938,777	1,094,127
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	7,068,718	252,014

Ser. 03-T2, Class 2, IO, 0.814s, 2042	32,956,444	842,162
Ser. 03-W3, Class 2IO1, IO, 0.683s, 2042	3,030,327	57,846
Ser. 03-W6, Class 51, IO, 0.677s, 2042	9,458,974	177,807
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	12,471,050	803,904
Ser. 01-T12, Class IO, 0.565s, 2041	19,421,948	292,053
Ser. 03-W2, Class 1, IO, 0.469s, 2042	17,485,725	229,983
Ser. 02-T4, IO, 0.451s, 2041	6,946,920	78,607
Ser. 03-W3, Class 1, IO, 0.439s, 2042	23,402,367	250,664
Ser. 02-T1, Class IO, IO, 0.423s, 2031	18,798,180	214,798
Ser. 03-W6, Class 3, IO, 0.366s, 2042	12,965,504	132,430
Ser. 03-W4, Class 3A, IO, 0.354s, 2042	12,457,277	139,049
Ser. 03-W6, Class 23, IO, 0.351s, 2042	13,744,684	155,423
Ser. 01-79, Class BI, IO, 0.333s, 2045	3,591,223	30,992
Ser. 08-33, Principal Only (PO), zero %, 2038	845,411	618,149
Ser. 08-9, PO, zero %, 2038	622,315	485,027
Ser. 07-112, Class EO, PO, zero %, 2037	313,088	233,411
Ser. 07-89, Class PO, PO, zero %, 2037	524,324	399,325
Ser. 07-64, Class LO, PO, zero %, 2037	1,499,143	1,215,617
Ser. 07-47, Class B0, PO, zero %, 2037	152,749	121,449
Ser. 07-14, Class KO, PO, zero %, 2037	355,098	279,731
Ser. 06-125, Class MO, PO, zero %, 2037	553,114	440,380
Ser. 06-125, Class OX, PO, zero %, 2037	142,896	107,195
Ser. 06-116, Class OD, PO, zero %, 2036	85,598	65,054
Ser. 06-117, Class OA, PO, zero %, 2036	374,163	281,908
Ser. 06-81, Class OP, PO, zero %, 2036	346,549	266,487
Ser. 06-84, Class OP, PO, zero %, 2036	3,757	3,774
Ser. 06-84, Class OT, PO, zero %, 2036	77,036	60,835
Ser. 06-56, Class XF, zero %, 2036	228,371	207,661
Ser. 06-46, Class OC, PO, zero %, 2036	131,925	102,466
Ser. 06-16, Class OG, PO, zero %, 2036	192,909	143,430
Ser. 04-38, Class AO, PO, zero %, 2034	3,927,538	2,866,264
Ser. 04-61, Class CO, PO, zero %, 2031	2,901,652	2,454,190
Ser. 07-31, Class TS, IO, zero %, 2009	8,581,697	222,755
Ser. 07-15, Class IM, IO, zero %, 2009	3,420,704	80,238
Ser. 07-16, Class TS, IO, zero %, 2009	13,866,125	343,117
FRB Ser. 07-76, Class SF, zero %, 2037	190,696	187,688
FRB Ser. 06-115, Class SN, zero %, 2036	1,188,873	1,153,982
FRB Ser. 06-104, Class EK, zero %, 2036	287,427	277,448
FRB Ser. 05-117, Class GF, zero %, 2036	223,041	195,476
FRB Ser. 05-65, Class ER, zero %, 2035	2,544,347	2,330,514
FRB Ser. 05-57, Class UL, zero %, 2035	2,325,333	2,183,847
FRB Ser. 05-36, Class QA, zero %, 2035	475,135	402,651
FRB Ser. 05-65, Class CU, zero %, 2034	322,365	362,699
FRB Ser. 05-81, Class DF, zero %, 2033	262,616	260,287
FRB Ser. 06-1, Class HF, zero %, 2032	215,940	203,909
IFB Ser. 06-75, Class FY, zero %, 2036	507,093	501,859
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	190,366	215,910
Ser. T-58, Class 4A, 7 1/2s, 2043	487,114	526,358
Ser. T-51, Class 2A, 7 1/2s, 2042	510,166	548,672
Ser. T-42, Class A5, 7 1/2s, 2042	811,651	871,958
Ser. T-60, Class 1A2, 7s, 2044	3,515,025	3,758,772
Ser. T-41, Class 2A, 7s, 2032	79,589	84,493
IFB Ser. T-56, Class 2ASI, IO, 5.205s, 2043	1,831,106	219,733
Ser. T-56, Class A, IO, 0.524s, 2043	8,227,164	123,587
Ser. T-56, Class 3, IO, 0.366s, 2043	9,840,072	194
Ser. T-56, Class 1, IO, 0.285s, 2043	12,694,373	103,083
Ser. T-56, Class 2, IO, 0.037s, 2043	11,572,187	33,272
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	4,349,477	4,422,637
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5 3/4s, 2035 (F)	1,933,221	1,554,717
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.947s, 2033	30,341,433	1,062,027
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,726,000	2,925,529
Ser. 97-C2, Class G, 7 1/2s, 2029	832,000	775,118
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035 (F)	3,410,000	3,270,695
Freddie Mac
IFB Ser. 3360, Class SB, 26.912s, 2037	852,997	1,169,664
IFB Ser. 3339, Class WS, 26.348s, 2037	1,392,036	1,908,899
IFB Ser. 3339, Class JS, 25.181s, 2037	1,239,119	1,592,128
IFB Ser. 3202, Class PS, 22.944s, 2036	935,575	1,198,191
IFB Ser. 3349, Class SA, 22.704s, 2037	4,848,882	6,114,461
IFB Ser. 3331, Class SE, 22.704s, 2037	1,196,102	1,464,980
IFB Ser. 3202, Class HM, 19.67s, 2036	621,520	764,481
IFB Ser. 3153, Class SX, 19.67s, 2036	815,872	1,004,885
IFB Ser. 3153, Class JS, 20.53s, 2036	80,632	98,945
IFB Ser. 3182, Class PS, 17.736s, 2032	2,068,503	2,544,135
IFB Ser. 3081, Class DC, 16.938s, 2035	1,334,071	1,566,656
IFB Ser. 3114, Class GK, 15.536s, 2036	889,985	1,013,463
IFB Ser. 3360, Class SC, 15.349s, 2037	1,974,024	2,131,359
IFB Ser. 3408, Class EK, 14.864s, 2037	4,026,404	4,364,234
IFB Ser. 2976, Class KL, 14.425s, 2035	2,492,423	2,791,273
IFB Ser. 2990, Class DP, 14.315s, 2034	2,110,715	2,338,684
IFB Ser. 2979, Class AS, 14.315s, 2034	600,946	660,260
IFB Ser. 3153, Class UT, 14.058s, 2036	491,738	531,957
IFB Ser. 3149, Class SU, 12.194s, 2036	1,052,131	1,099,769
IFB Ser. 3065, Class DC, 11.712s, 2035	2,162,134	2,286,641
IFB Ser. 3012, Class FS, 10.085s, 2035	78,538	79,504
IFB Ser. 2990, Class WP, 10.021s, 2035	1,499,429	1,565,051
IFB Ser. 2990, Class LB, 10.004s, 2034	2,638,743	2,661,901
IFB Ser. 246, Class S54, IO, 5.884s, 2037	308,751	38,015
IFB Ser. 2927, Class SI, IO, 5.784s, 2035	3,507,277	500,122

IFB Ser. 2828, Class GI, IO, 4.784s, 2034	4,051,188	482,873
IFB Ser. 3184, Class SP, IO, 4.634s, 2033	3,729,614	372,512
IFB Ser. 2869, Class SH, IO, 4.584s, 2034	1,912,341	145,182
IFB Ser. 2869, Class JS, IO, 4.534s, 2034	9,117,707	757,729
IFB Ser. 2777, Class SJ, IO, 4.534s, 2017	97,151	7,112
IFB Ser. 239, IO, 4.484s, 2036	426,275	37,033
IFB Ser. 2882, Class LS, IO, 4.484s, 2034	1,798,727	199,990
IFB Ser. 3203, Class SH, IO, 4.424s, 2036	2,121,101	243,394
IFB Ser. 3194, IO, 4.384s, 2036	454,366	35,781
IFB Ser. 2815, Class PT, IO, 4.334s, 2032	4,053,565	375,575
IFB Ser. 2828, Class TI, IO, 4.334s, 2030	1,882,271	179,294
IFB Ser. 3397, Class GS, IO, 4.284s, 2037	2,384,858	192,115
IFB Ser. 3311, Class BI, IO, 4.044s, 2037	2,658,153	220,364
IFB Ser. 3297, Class BI, IO, 4.044s, 2037	9,233,743	919,580
IFB Ser. 3284, Class IV, IO, 4.034s, 2037	2,407,046	250,356
IFB Ser. 3287, Class SD, IO, 4.034s, 2037	3,621,697	328,510
IFB Ser. 3281, Class BI, IO, 4.034s, 2037	1,793,901	170,860
IFB Ser. 3281, Class CI, IO, 4.034s, 2037	1,432,668	117,130
IFB Ser. 3249, Class SI, IO, 4.034s, 2036	1,580,949	165,849
IFB Ser. 3028, Class ES, IO, 4.034s, 2035	10,450,315	1,067,247
IFB Ser. 2990, Class TS, IO, 4.034s, 2035	226,315	17,503
IFB Ser. 2922, Class SE, IO, 4.034s, 2035	4,867,854	404,387
IFB Ser. 3045, Class DI, IO, 4.014s, 2035	16,818,101	1,406,657
IFB Ser. 3236, Class ES, IO, 3.984s, 2036	3,399,576	277,793
IFB Ser. 3136, Class NS, IO, 3.984s, 2036	5,581,815	501,890
IFB Ser. 3118, Class SD, IO, 3.984s, 2036	7,901,900	545,416
IFB Ser. 3054, Class CS, IO, 3.984s, 2035	2,063,523	143,004
IFB Ser. 3107, Class DC, IO, 3.984s, 2035	10,195,827	1,054,084
IFB Ser. 3066, Class SI, IO, 3.984s, 2035	6,816,458	697,754
IFB Ser. 2927, Class ES, IO, 3.984s, 2035	2,759,364	206,125
IFB Ser. 2950, Class SM, IO, 3.984s, 2016	5,335,815	461,345
IFB Ser. 3256, Class S, IO, 3.974s, 2036	4,076,912	398,875
IFB Ser. 3031, Class BI, IO, 3.974s, 2035	1,975,147	225,711
IFB Ser. 3370, Class TS, IO, 3.954s, 2037	226,406	19,077
IFB Ser. 3244, Class SB, IO, 3.944s, 2036	2,536,408	233,771
IFB Ser. 3244, Class SG, IO, 3.944s, 2036	2,952,356	284,481
IFB Ser. 3236, Class IS, IO, 3.934s, 2036	4,704,524	418,083
IFB Ser. 3033, Class SG, IO, 3.934s, 2035	93,394	10,775
IFB Ser. 2962, Class BS, IO, 3.934s, 2035	11,549,003	961,764
IFB Ser. 3114, Class TS, IO, 3.934s, 2030	12,774,329	1,027,488
IFB Ser. 3128, Class JI, IO, 3.914s, 2036	6,064,529	582,999
IFB Ser. 2990, Class LI, IO, 3.914s, 2034	3,910,700	397,005
IFB Ser. 3240, Class S, IO, 3.904s, 2036	8,862,684	808,386
IFB Ser. 3229, Class BI, IO, 3.904s, 2036	682,673	56,316
IFB Ser. 3153, Class JI, IO, 3.904s, 2036	4,377,124	373,070
IFB Ser. 3065, Class DI, IO, 3.904s, 2035	1,512,043	169,486
IFB Ser. 3145, Class GI, IO, 3.884s, 2036	4,973,356	506,631
IFB Ser. 3114, Class GI, IO, 3.884s, 2036	2,126,700	248,966
IFB Ser. 2877, Class WS, IO, 3.884s, 2034	225,708	15,039
IFB Ser. 3339, Class JI, IO, 3.874s, 2037	9,393,324	740,542
IFB Ser. 3218, Class AS, IO, 3.864s, 2036	3,183,251	258,661
IFB Ser. 3221, Class SI, IO, 3.864s, 2036	3,811,230	328,740
IFB Ser. 3153, Class UI, IO, 3.854s, 2036	3,673,510	409,363
IFB Ser. 3202, Class PI, IO, 3.824s, 2036	10,409,554	922,738
IFB Ser. 3355, Class MI, IO, 3.784s, 2037	2,636,994	218,718
IFB Ser. 3201, Class SG, IO, 3.784s, 2036	4,807,676	426,096
IFB Ser. 3203, Class SE, IO, 3.784s, 2036	4,303,900	370,770
IFB Ser. 3171, Class PS, IO, 3.769s, 2036	4,051,505	359,606
IFB Ser. 3152, Class SY, IO, 3.764s, 2036	4,571,983	445,363
IFB Ser. 3284, Class BI, IO, 3.734s, 2037	2,916,690	244,411
IFB Ser. 3260, Class SA, IO, 3.734s, 2037	2,905,566	193,139
IFB Ser. 3199, Class S, IO, 3.734s, 2036	2,464,821	215,501
IFB Ser. 3284, Class LI, IO, 3.724s, 2037	11,762,301	1,015,385
IFB Ser. 3281, Class AI, IO, 3.714s, 2037	10,665,185	938,668
IFB Ser. 3261, Class SA, IO, 3.714s, 2037	229,300	20,422
IFB Ser. 3311, Class EI, IO, 3.694s, 2037	3,045,332	252,045
IFB Ser. 3311, Class IA, IO, 3.694s, 2037	4,376,942	397,076
IFB Ser. 3311, Class IB, IO, 3.694s, 2037	4,376,942	397,076
IFB Ser. 3311, Class IC, IO, 3.694s, 2037	4,376,942	397,076
IFB Ser. 3311, Class ID, IO, 3.694s, 2037	4,376,942	397,076
IFB Ser. 3311, Class IE, IO, 3.694s, 2037	6,246,972	566,725
IFB Ser. 3265, Class SC, IO, 3.694s, 2037	217,619	17,274
IFB Ser. 3382, Class SI, IO, 3.684s, 2037	604,410	55,873
IFB Ser. 3375, Class MS, IO, 3.684s, 2037	349,006	27,380
IFB Ser. 3240, Class GS, IO, 3.664s, 2036	5,339,399	455,783
IFB Ser. 3408, Class BI, IO, 3.544s, 2038	1,836,843	125,124
IFB Ser. 2967, Class SA, IO, 3.434s, 2035	245,775	16,460
IFB Ser. 3339, Class TI, IO, 3.424s, 2037	4,594,744	370,040
IFB Ser. 3284, Class CI, IO, 3.404s, 2037	8,110,219	637,206
IFB Ser. 3016, Class SQ, IO, 3.394s, 2035	3,974,857	239,950
Ser. 3403, PO, zero %, 2037	96,963	77,005
Ser. 3366, Class AO, PO, zero %, 2037	118,378	88,668
Ser. 3369, Class BO, PO, zero %, 2037	94,545	72,246
Ser. 246, PO, zero %, 2037	4,921,362	4,005,082
Ser. 3391, PO, zero %, 2037	467,464	360,593
Ser. 3292, Class DO, PO, zero %, 2037	292,279	224,655
Ser. 3292, Class OA, PO, zero %, 2037	195,837	146,658
Ser. 3296, Class OK, PO, zero %, 2037	168,267	126,156
Ser. 3274, Class MO, PO, zero %, 2037	90,283	69,079
Ser. 3300, PO, zero %, 2037	2,170,964	1,732,137
Ser. 3252, Class LO, PO, zero %, 2036	698,740	554,748
Ser. 3255, Class CO, PO, zero %, 2036	402,084	306,626
Ser. 3218, Class AO, PO, zero %, 2036	236,912	188,908
Ser. 239, PO, zero %, 2036	8,009,522	6,408,871
Ser. 3206, Class EO, PO, zero %, 2036	86,778	67,646
Ser. 3175, Class MO, PO, zero %, 2036	425,196	326,977
Ser. 3210, PO, zero %, 2036	172,852	133,700

Ser. 3139, Class CO, PO, zero %, 2036	496,262	378,427
Ser. 236, PO, zero %, 2036	4,847,431	3,901,973
FRB Ser. 3349, Class DO, zero %, 2037	231,682	228,369
FRB Ser. 3327, Class YF, zero %, 2037	958,647	953,168
FRB Ser. 3326, Class XF, zero %, 2037	1,499,349	1,411,905
FRB Ser. 3326, Class YF, zero %, 2037	3,367,040	3,453,800
FRB Ser. 3263, Class TA, zero %, 2037	322,372	338,981
FRB Ser. 3241, Class FH, zero %, 2036	757,155	724,440
FRB Ser. 3341, Class FA, zero %, 2036	106,023	104,538
FRB Ser. 3231, Class XB, zero %, 2036	655,810	649,054
FRB Ser. 3283, Class HF, zero %, 2036	118,589	119,550
FRB Ser. 3231, Class X, zero %, 2036	333,965	338,653
FRB Ser. 3147, Class SF, zero %, 2036	1,443,364	1,336,747
FRB Ser. 3130, Class JF, zero %, 2036	57,608	54,757
FRB Ser. 3117, Class AF, zero %, 2036	195,077	196,878
FRB Ser. 3326, Class WF, zero %, 2035	2,176,596	1,991,368
FRB Ser. 3036, Class AS, zero %, 2035	193,233	178,723
FRB Ser. 3003, Class XF, zero %, 2035	2,062,976	1,927,243
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.083s, 2043	85,500,386	509,122
Ser. 05-C3, Class XC, IO, 0.081s, 2045	229,980,134	944,542
Ser. 07-C1, Class XC, IO, 0.046s, 2019	184,284,794	992,738
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.115s, 2036	592,000	609,586
Ser. 97-C1, Class X, IO, 1.344s, 2029	3,570,468	189,766
Ser. 05-C1, Class X1, IO, 0.166s, 2043	93,516,922	1,028,791
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,614,303	1,590,502
Ser. 06-C1, Class XC, IO, 0.056s, 2045	127,536,142	680,901
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 40.8s, 2037	3,213,793	5,178,628
IFB Ser. 07-38, Class AS, 29.975s, 2037	2,870,596	3,911,465
IFB Ser. 06-34, Class SA, 22.74s, 2036	342,593	423,789
IFB Ser. 07-51, Class SP, 22.68s, 2037	999,629	1,201,501
IFB Ser. 07-44, Class SP, 21.809s, 2036	1,436,140	1,799,360
IFB Ser. 07-35, Class DK, 18.45s, 2035	767,000	916,253
IFB Ser. 05-66, Class SP, 11.79s, 2035	1,286,347	1,337,859
IFB Ser. 05-7, Class JM, 10.751s, 2034	2,489,531	2,628,094
IFB Ser. 08-29, Class SA, IO, 4.98s, 2038	437,701	41,035
IFB Ser. 06-61, Class SM, IO, 4.58s, 2036	142,871	11,615
IFB Ser. 06-62, Class SI, IO, 4.58s, 2036	3,460,987	277,135
IFB Ser. 07-1, Class SL, IO, 4.56s, 2037	1,575,473	130,862
IFB Ser. 07-1, Class SM, IO, 4.55s, 2037	1,575,473	130,496
IFB Ser. 04-59, Class SH, IO, 4.537s, 2034	94,277	9,905
IFB Ser. 04-59, Class SC, IO, 4.487s, 2034	1,983,706	208,351
IFB Ser. 04-26, Class IS, IO, 4.487s, 2034	78,906	5,951
IFB Ser. 07-47, Class SA, IO, 4.387s, 2036	91,442	9,621
IFB Ser. 07-35, Class NY, IO, 4.187s, 2035	134,000	11,039
IFB Ser. 07-26, Class SD, IO, 4.087s, 2037	5,099,846	392,683
IFB Ser. 07-26, Class SL, IO, 4.087s, 2037	230,697	19,748
IFB Ser. 07-26, Class SG, IO, 4.05s, 2037	4,967,001	423,063
IFB Ser. 07-9, Class BI, IO, 4.02s, 2037	10,301,632	767,496
IFB Ser. 07-31, Class CI, IO, 4.01s, 2037	2,772,856	196,052
IFB Ser. 07-25, Class SA, IO, 4s, 2037	3,655,853	258,019
IFB Ser. 07-25, Class SB, IO, 4s, 2037	7,129,919	527,325
IFB Ser. 07-22, Class S, IO, 4s, 2037	2,694,757	263,561
IFB Ser. 07-11, Class SA, IO, 4s, 2037	2,602,557	203,273
IFB Ser. 07-14, Class SB, IO, 4s, 2037	2,794,809	227,590
IFB Ser. 05-84, Class AS, IO, 4s, 2035	189,945	15,478
IFB Ser. 04-17, Class QN, IO, 3.987s, 2034	114,740	11,143
IFB Ser. 07-51, Class SJ, IO, 3.95s, 2037	3,065,145	291,135
IFB Ser. 07-48, Class SB, IO, 3.937s, 2037	4,192,066	275,008
IFB Ser. 07-53, Class SY, IO, 3.935s, 2037	154,384	14,903
IFB Ser. 07-58, Class PS, IO, 3.9s, 2037	5,225,722	450,818
IFB Ser. 04-88, Class S, IO, 3.9s, 2032	93,638	5,538
IFB Ser. 07-59, Class PS, IO, 3.87s, 2037	2,371,832	191,416
IFB Ser. 07-59, Class SP, IO, 3.87s, 2037	4,808,430	390,440
IFB Ser. 07-74, Class SI, IO, 3.857s, 2037	108,078	7,430
IFB Ser. 07-68, Class PI, IO, 3.85s, 2037	4,338,780	346,582
IFB Ser. 08-34, Class SH, IO, 3.85s, 2037	124,000	9,610
IFB Ser. 06-38, Class SG, IO, 3.85s, 2033	10,574,425	700,838
IFB Ser. 07-17, Class AI, IO, 3.837s, 2037	10,920,523	927,000
IFB Ser. 07-53, Class SG, IO, 3.8s, 2037	1,928,725	126,360
IFB Ser. 08-2, Class SM, IO, 3.787s, 2038	257,550	18,847
IFB Ser. 07-9, Class AI, IO, 3.787s, 2037	4,200,937	317,472
IFB Ser. 08-3, Class SA, IO, 3 3/4s, 2038	6,249,864	392,986
IFB Ser. 07-79, Class SY, IO, 3 3/4s, 2037	10,955,661	676,688
IFB Ser. 07-64, Class AI, IO, 3 3/4s, 2037	20,019,611	1,338,967
IFB Ser. 07-53, Class ES, IO, 3 3/4s, 2037	2,985,281	173,639
IFB Ser. 08-4, Class SA, IO, 3.716s, 2038	12,563,868	780,811
IFB Ser. 07-67, Class SI, IO, 3.71s, 2037	8,764,688	531,052
IFB Ser. 07-9, Class DI, IO, 3.71s, 2037	5,213,712	352,667
IFB Ser. 07-57, Class QA, IO, 3.7s, 2037	6,620,425	397,760
IFB Ser. 07-58, Class SA, IO, 3.7s, 2037	8,927,661	546,828
IFB Ser. 07-58, Class SC, IO, 3.7s, 2037	5,396,771	292,589
IFB Ser. 07-61, Class SA, IO, 3.7s, 2037	3,533,118	215,260
IFB Ser. 07-53, Class SC, IO, 3.7s, 2037	3,292,373	191,287
IFB Ser. 06-26, Class S, IO, 3.7s, 2036	565,369	42,884
IFB Ser. 06-28, Class GI, IO, 3.7s, 2035	4,113,003	291,772
IFB Ser. 07-58, Class SD, IO, 3.69s, 2037	5,139,720	274,513
IFB Ser. 07-59, Class SD, IO, 3.67s, 2037	8,445,715	491,363
IFB Ser. 07-36, IO, 3.67s, 2037	760,071	54,939
IFB Ser. 07-36, Class SG, IO, 3.67s, 2037	1,159,246	86,943
IFB Ser. 05-71, Class SA, IO, 3.647s, 2035	248,622	18,029
IFB Ser. 05-92, Class S, IO, 3.6s, 2032	344,955	20,374
IFB Ser. 05-65, Class SI, IO, 3.55s, 2035	4,403,742	342,760
IFB Ser. 07-17, Class IC, IO, 3.537s, 2037	5,643,623	415,777

IFB Ser. 08-15, Class PI, IO, 3 1/2s, 2035	145,064	11,010
IFB Ser. 06-16, Class SX, IO, 3.49s, 2036	198,594	13,225
IFB Ser. 07-25, Class KS, IO, 3.487s, 2037	984,271	83,521
IFB Ser. 07-21, Class S, IO, 3.487s, 2037	5,723,466	341,886
IFB Ser. 07-31, Class AI, IO, 3.467s, 2037	3,023,443	287,620
IFB Ser. 07-17, Class IB, IO, 3.45s, 2037	2,351,281	165,391
IFB Ser. 06-14, Class S, IO, 3.45s, 2036	3,842,819	273,682
IFB Ser. 05-57, Class PS, IO, 3.45s, 2035	89,041	6,898
IFB Ser. 06-11, Class ST, IO, 3.44s, 2036	2,395,524	162,977
IFB Ser. 07-62, Class S, IO, 3.437s, 2037	124,768	7,369
IFB Ser. 07-27, Class SD, IO, 3.4s, 2037	2,596,122	150,064
IFB Ser. 07-19, Class SJ, IO, 3.4s, 2037	4,404,764	246,839
IFB Ser. 07-23, Class ST, IO, 3.4s, 2037	5,395,178	285,572
IFB Ser. 07-8, Class SA, IO, 3.4s, 2037	3,704,300	232,678
IFB Ser. 07-9, Class CI, IO, 3.4s, 2037	6,781,943	401,151
IFB Ser. 07-7, Class EI, IO, 3.4s, 2037	4,520,305	252,703
IFB Ser. 07-7, Class JI, IO, 3.4s, 2037	6,957,796	474,135
IFB Ser. 07-1, Class S, IO, 3.4s, 2037	5,767,350	324,431
IFB Ser. 07-3, Class SA, IO, 3.4s, 2037	5,507,590	308,596
IFB Ser. 07-43, Class SC, IO, 3.387s, 2037	3,665,104	213,027
IFB Ser. 05-17, Class S, IO, 3.38s, 2035	100,403	7,091
IFB Ser. 05-3, Class SN, IO, 3.3s, 2035	287,178	18,263
IFB Ser. 07-73, Class MI, IO, 3.2s, 2037	9,195,677	441,411
IFB Ser. 04-41, Class SG, IO, 3.2s, 2034	292,728	14,250
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	4,735,759	1,894
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	13,866,079	5,546
Ser. 07-73, Class MO, PO, zero %, 2037	707,360	545,116
FRB Ser. 07-73, Class KI, IO, zero %, 2037	7,073,598	165,207
FRB Ser. 07-73, Class KM, zero %, 2037	707,360	700,064
FRB Ser. 07-49, Class UF, zero %, 2037	262,285	254,978
FRB Ser. 07-33, Class TB, zero %, 2037	80,949	74,884
FRB Ser. 07-35, Class UF, zero %, 2037	404,893	413,952
FRB Ser. 07-22, Class TA, zero %, 2037	289,738	299,186
FRB Ser. 98-2, Class EA, PO, zero %, 2028	97,977	80,841
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039 (F)	26,413,603	791,192
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 4.287s, 2045	6,193,740	162,729
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.071s, 2037	183,532,276	592,809
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.512s, 2039	29,435,047	565,705
Ser. 05-GG3, Class XC, IO, 0.178s, 2042	136,241,977	1,958,478
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	2,285,000	2,247,590
Ser. 06-GG6, Class A2, 5.506s, 2038	2,998,000	3,014,729
Ser. 05-GG4, Class A4, 4.761s, 2039 (F)	197,000	184,630
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	1,286,000	1,271,031
FRB Ser. 07-EOP, Class J, 3.591s, 2009	428,000	376,640
Ser. 04-C1, Class X1, IO, 0.301s, 2028	27,752,934	191,495
Ser. 03-C1, Class X1, IO, 0.258s, 2040	19,485,197	392,471
Ser. 05-GG4, Class XC, IO, 0.22s, 2039	107,171,670	1,593,643
Ser. 06-GG6, Class XC, IO, 0.061s, 2038	52,707,540	137,040
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035 (F)	249,154	255,906
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	751,875	757,985
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	679,371	672,722
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035 (F)	921,981	929,544
Ser. 05-RP1, Class 1A3, 8s, 2035 (F)	118,725	119,693
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035 (F)	1,017,358	1,007,058
IFB Ser. 04-4, Class 1AS, IO, 3.508s, 2034	11,534,044	755,963
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.836s, 2035 (F)	1,698,786	1,567,503
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands) (F)	282,722	70,680
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.005s, 2037	5,040,947	4,473,840
IndyMac Indx Mortgage Loan Trust FRB Ser. 07-AR11,
Class 1A1, 5.654s, 2037 (F)	3,455,805	2,461,784
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	911,000	894,274
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	5,510,000	5,157,856
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	26,282,000	26,056,238
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	2,850,000	2,809,986
Ser. 07-CB20, Class A3, 5.863s, 2051	5,740,000	5,624,282
Ser. 06-CB15, Class A4, 5.814s, 2043	4,443,000	4,488,168
Ser. 07-CB20, Class A4, 5.794s, 2051	3,738,000	3,687,201
FRB Ser. 04-PNC1, Class A4, 5.371s, 2041	75,000	75,333
Ser. 06-CB14, Class A4, 5.481s, 2044	4,125,000	4,076,036
Ser. 05-CB12, Class A4, 4.895s, 2037	198,000	191,078
Ser. 04-C3, Class A5, 4.878s, 2042	189,000	183,028
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,990,000	1,642,779
Ser. 06-LDP8, Class X, IO, 0.762s, 2045	35,036,999	1,128,191
Ser. 06-CB17, Class X, IO, 0.702s, 2043	42,839,724	1,312,181
Ser. 06-LDP9, Class X, IO, 0.642s, 2047	9,815,793	257,281
Ser. 07-LDPX, Class X, IO, 0.526s, 2049	54,534,763	1,018,267
Ser. 06-CB16, Class X1, IO, 0.087s, 2045	39,952,851	487,425
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	228,310,479	178,368
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 03-ML1A, Class X1, IO, 0.67s, 2039	39,181,137	1,347,048
Ser. 05-LDP1, Class X1, IO, 0.158s, 2046	54,849,753	439,226
Ser. 05-LDP2, Class X1, IO, 0.157s, 2042	165,959,742	2,489,396
Ser. 05-CB12, Class X1, IO, 0.132s, 2037	54,404,302	469,662
Ser. 05-LDP3, Class X1, IO, 0.096s, 2042	81,587,993	548,169

Ser. 06-LDP6, Class X1, IO, 0.08s, 2043	68,338,585	309,659
Ser. 07-CB20, Class X1, IO, 0.068s, 2051	89,095,941	1,016,585
Ser. 05-LDP5, Class X1, IO, 0.068s, 2044	344,609,342	1,359,591
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	678,257
Ser. 99-C1, Class G, 6.41s, 2031	765,731	753,608
Ser. 98-C4, Class G, 5.6s, 2035	634,000	572,074
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,077,202
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	67,000	68,660
Ser. 07-C6, Class A2, 5.845s, 2012	8,188,000	8,221,181
Ser. 04-C7, Class A6, 4.786s, 2029	1,733,000	1,649,945
Ser. 07-C2, Class XW, IO, 0.73s, 2040	11,764,601	368,214
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	30,455,358	1,132,378
Ser. 03-C5, Class XCL, IO, 0.86s, 2037	20,931,384	335,574
Ser. 05-C3, Class XCL, IO, 0.183s, 2040	66,550,322	1,201,225
Ser. 05-C2, Class XCL, IO, 0.151s, 2040	123,140,666	1,101,077
Ser. 05-C5, Class XCL, IO, 0.14s, 2020	69,596,753	819,161
Ser. 05-C7, Class XCL, IO, 0.121s, 2040	83,184,116	602,255
Ser. 06-C1, Class XCL, IO, 0.106s, 2041	66,616,137	623,695
Ser. 06-C7, Class XCL, IO, 0.095s, 2038	47,047,507	451,273
Ser. 07-C2, Class XCL, IO, 0.074s, 2040	101,094,234	1,314,225
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 3.666s, 2017	733,000	670,695
FRB Ser. 05-LLFA, Class J, 3.516s, 2018	423,000	372,240
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 23.55s, 2036	744,540	891,819
IFB Ser. 07-5, Class 4A3, 22.71s, 2036	2,046,447	2,382,285
IFB Ser. 06-7, Class 4A2, IO, 4.855s, 2036	3,372,249	326,857
IFB Ser. 07-5, Class 8A2, IO, 4.825s, 2036	3,464,708	297,031
Ser. 07-1, Class 3A2, IO, 4.355s, 2037	3,855,747	401,675
IFB Ser. 06-9, Class 3A2, IO, 4.335s, 2037	2,393,842	241,196
IFB Ser. 07-4, Class 3A2, IO, 4.305s, 2037	3,181,142	283,931
IFB Ser. 06-5, Class 2A2, IO, 4.255s, 2036	7,106,808	539,489
IFB Ser. 07-2, Class 2A13, IO, 3.795s, 2037	5,560,525	452,056
IFB Ser. 07-4, Class 2A2, IO, 3.775s, 2037	12,745,414	1,052,829
IFB Ser. 07-1, Class 2A3, IO, 3.735s, 2037	6,491,883	595,340
Ser. 06-9, Class 2A3, IO, 3.725s, 2036	7,900,923	708,468
IFB Ser. 06-9, Class 2A2, IO, 3.725s, 2037	5,716,674	508,551
IFB Ser. 06-7, Class 2A4, IO, 3.655s, 2036	11,227,876	746,600
IFB Ser. 06-7, Class 2A5, IO, 3.655s, 2036	10,382,223	847,470
IFB Ser. 06-6, Class 1A2, IO, 3.605s, 2036	4,199,941	274,141
IFB Ser. 06-6, Class 1A3, IO, 3.605s, 2036	5,924,160	426,861
IFB Ser. 07-5, Class 10A2, IO, 3.445s, 2037	6,339,471	395,125
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	5,135,832	5,007,949
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.18s, 2034	168,310	136,552
FRB Ser. 04-13, Class 3A6, 3.787s, 2034	2,253,000	2,142,793
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	2,234,438	16,939
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	5,375,250	9,381
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	660,006	710,908
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,594,407	1,717,798
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
3.506s, 2027	4,783,057	4,261,704
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	89,452,214	985,372
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 3.216s, 2022	1,019,621	866,678
Ser. 06-1, Class X1A, IO, 1.527s, 2022	17,885,125	146,714
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.919s, 2030	644,000	668,617
FRB Ser. 05-A9, Class 3A1, 5.275s, 2035	3,586,373	3,424,986
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	1,576,000	1,560,786
FRB Ser. 07-C1, Class A4, 5.829s, 2050	1,777,000	1,767,935
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041 (F)	193,000	184,058
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	187,000	179,226
Ser. 05-MCP1, Class XC, IO, 0.126s, 2043	70,034,897	787,893
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.255s, 2039	15,934,499	318,939
Ser. 05-LC1, Class X, IO, 0.236s, 2044	36,863,650	263,518
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	4,551,000	4,572,632
FRB Ser. 07-8, Class A2, 5.92s, 2049	2,784,000	2,769,564
Ser. 07-9, Class A4, 5.748s, 2049	9,050,000	8,827,942
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.134s, 2039	29,995,365	117,169
Ser. 06-3, Class XC, IO, 0.078s, 2046	53,056,791	679,127
Ser. 07-7, Class X, IO, 0.02s, 2050	192,618,252	601,932
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.007s, 2037	3,072,900	788,391
Ser. 04-C2, Class X, IO, 6.004s, 2040	2,424,342	625,783
Ser. 05-C3, Class X, IO, 5.555s, 2044	2,848,194	706,263
Ser. 06-C4, Class X, IO, 5.477s, 2016	8,743,430	2,470,019
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.699s, 2043	10,057,361	388,717
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	1,316,000	1,339,083
FRB Ser. 06-IQ11, Class A4, 5.773s, 2042	4,443,000	4,332,407
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	1,732,000	1,593,307
Ser. 05-HQ6, Class A4A, 4.989s, 2042	3,963,000	3,969,787
Ser. 04-HQ4, Class A7, 4.97s, 2040	2,047,000	2,003,030

Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	44,105	44,185
Ser. 04-RR, Class F5, 6s, 2039	1,000,000	650,000
Ser. 04-RR, Class F6, 6s, 2039	1,700,000	1,020,000
Ser. 07-HQ13, Class X1, IO, 0.823s, 2044	59,898,281	1,541,183
Ser. 05-HQ5, Class X1, IO, 0.17s, 2042	22,700,678	148,916
Ser. 05-HQ6, Class X1, IO, 0.117s, 2042	75,856,679	620,053
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.448s, 2035	4,160,553	3,013,905
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.066s, 2030	1,020,000	1,031,282
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.569s, 2035	389,256	373,803
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	376,640	426,319
Permanent Financing PLC FRB Ser. 8, Class 2C, 3.39s,
2042 (United Kingdom)	2,054,000	2,037,646
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
3.09s, 2033 (United Kingdom)	3,086,000	2,984,162
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.793s, 2033 (United Kingdom)	3,745,000	3,576,850
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	3,870,000	3,842,252
Ser. 00-C1, Class J, 6 5/8s, 2010	456,000	303,523
Ser. 00-C2, Class J, 6.22s, 2033	1,113,000	1,029,981
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 3.795s, 2037	12,824,317	1,083,030
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	2,531,614	2,413,542
Saco I Trust FRB Ser. 05-10, Class 1A1, 3.155s, 2033	1,066,369	693,140
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.799s, 2036	23,580,285	993,729
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	600,000	561,097
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	757,000	620,740
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	513,000	384,750
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	337,000	262,860
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 6.833s, 2034	11,956	11,511
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	10,215,250	8,709,522
FRB Ser. 05-18, Class 6A1, 5 1/4s, 2035 (F)	2,003,321	1,761,995
Ser. 05-9, Class AX, IO, 1.599s, 2035	20,404,886	550,932
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 3.245s, 2034	632,894	582,262
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.605s, 2037	46,878,588	3,193,765
Ser. 07-4, Class 1A4, IO, 1s, 2037	49,655,550	1,308,292
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 2.659s, 2037	12,346,386	618,769
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	6,594,471	354,540
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.9s, 2051	3,570,000	3,519,306
Ser. 07-C30, Class A3, 5.246s, 2043	5,721,000	5,633,264
Ser. 04-C15, Class A4, 4.803s, 2041	3,055,000	2,901,189
Ser. 06-C28, Class XC, IO, 0.564s, 2048	23,356,440	474,603
Ser. 06-C29, IO, 0.529s, 2048	97,738,409	2,107,240
Ser. 07-C34, IO, 0.52s, 2046	24,024,004	545,825
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 6.016s, 2018	771,000	616,800
Ser. 03-C3, Class IOI, IO, 0.492s, 2035	15,995,332	417,218
Ser. 07-C31, IO, 0.435s, 2047	91,564,652	1,473,275
Ser. 06-C27, Class XC, IO, 0.085s, 2045	45,605,399	433,251
Ser. 06-C23, Class XC, IO, 0.072s, 2045	90,256,660	457,601
Ser. 06-C26, Class XC, IO, 0.054s, 2045	34,403,201	97,017
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	222,000	158,155
Ser. 06-SL1, Class X, IO, 1.005s, 2043	7,637,909	292,303
Ser. 07-SL2, Class X, IO, 0.852s, 2049	14,988,394	522,945
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	401,310	369,205
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	921,529	169,994
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	1,305,000	1,211,855
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.258s, 2036	2,459,854	2,345,797
Ser. 05-AR2, Class 2A1, 4.541s, 2035	1,293,843	1,199,231
Ser. 05-AR9, Class 1A2, 4.366s, 2035	1,579,492	1,184,619
Ser. 04-R, Class 2A1, 4.365s, 2034	1,261,986	1,206,035
Ser. 05-AR12, Class 2A5, 4.336s, 2035	18,969,000	17,181,765
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	44,983,000	232,029

Total collateralized mortgage obligations (cost $748,457,042)		$781,146,535

CORPORATE BONDS AND NOTES (10.5%)(a)
	Principal amount	Value

Basic Materials (0.2%)
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	$310,000	$316,200
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	1,510,000	1,525,440
E.I. du Pont de Nemours & Co. sr. unsec. 5s, 2013	560,000	572,134
Georgia-Pacific Corp. debs. 9 1/2s, 2011	556,000	586,580
Georgia-Pacific Corp. notes 8 1/8s, 2011	635,000	658,019
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	470,000	457,487
Monsanto Co. company guaranty sr. unsec. notes 5 7/8s,

2038	515,000	508,191
Monsanto Co. sr. unsec. unsub. notes 5 1/8s, 2018	355,000	353,486
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013	345,000	337,086
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018	185,000	195,237
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	1,080,000	1,066,500
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012	700,000	712,250
Westvaco Corp. unsec. notes 7 1/2s, 2027	175,000	175,894
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	735,000	704,900
		8,169,404

Capital Goods (0.2%)
Caterpillar Financial Services Corp. sr. unsec. 4.85s,
2012	820,000	830,526
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	1,505,000	1,569,912
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.45s, 2018	980,000	994,031
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	335,000	338,302
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	595,000	588,306
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	435,000	421,950
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	860,000	924,790
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018	125,000	124,426
Sealed Air Corp. 144A notes 5 5/8s, 2013	210,000	213,877
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	1,310,000	1,340,948
		7,347,068

Communication Services (1.0%)
American Tower Corp. 144A sr. notes 7s, 2017 (S)	1,250,000	1,262,500
Ameritech Capital Funding company guaranty 6 1/4s, 2009	200,000	205,412
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	1,139,000	1,401,962
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	3,140,000	3,396,868
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	245,000	244,959
AT&T, Inc. sr. unsec. 6.3s, 2038	3,645,000	3,647,994
AT&T, Inc. sr. unsec. 4.95s, 2013 (S)	1,135,000	1,147,336
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	1,800,000	2,044,510
British Telecommunications PLC sr. unsec. notes 5.15s,
2013 (United Kingdom)	1,875,000	1,868,606
France Telecom notes 8 1/2s, 2031 (France)	180,000	231,996
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	600,000	495,000
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	2,655,000	2,070,900
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	2,055,000	2,097,128
Southwestern Bell Telephone debs. 7s, 2027	1,075,000	1,061,710
Sprint Capital Corp. company guaranty 6 7/8s, 2028	1,965,000	1,527,788
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	350,000	343,067
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	965,000	902,398
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	515,000	493,777
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	60,000	58,684
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	690,000	760,939
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	270,000	285,721
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	385,000	401,609
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	595,000	722,351
Telus Corp. notes 8s, 2011 (Canada)	1,055,000	1,138,129
Verizon Communications, Inc. sr. unsec. 5.55s, 2016	1,460,000	1,472,611
Verizon Communications, Inc. sr. unsec. notes 6.4s,
2038	145,000	146,873
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,285,000	2,361,833
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	869,215
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,162,842
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom) (S)	1,550,000	1,464,750
		35,289,468

Conglomerates (0.1%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017	720,000	716,535
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	455,000	462,957
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	680,000	688,548
Textron, Inc. sr. unsec. 5.6s, 2017	1,400,000	1,415,074
		3,283,114

Consumer Cyclicals (0.5%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	565,000	546,709
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	660,000	607,200
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009	1,545,000	1,598,976
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	565,000	588,289
DaimlerChrysler NA Holding Corp. company guaranty

unsec. unsub. notes Ser. E, 5 3/4s, 2011	1,730,000	1,772,411
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	980,000	968,301
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	175,000	169,083
Harley-Davidson Funding Corp. company guaranty 5 1/4s,
2012	1,250,000	1,254,493
JC Penney Co., Inc. debs. 7.65s, 2016	110,000	112,685
JC Penney Co., Inc. notes 6 7/8s, 2015	910,000	882,623
Marriott International, Inc. notes 6 3/8s, 2017	926,000	906,211
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	150,000	146,342
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	330,000	325,752
Omnicom Group, Inc. sr. notes 5.9s, 2016	635,000	641,289
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	1,445,000	1,433,684
Target Corp. bonds 6 1/2s, 2037	1,705,000	1,718,342
VF Corp. sr. unsec. 5.95s, 2017	730,000	726,824
Vulcan Materials Co. sr. unsub. 5.6s, 2012	875,000	881,352
		15,280,566

Consumer Staples (1.2%)
Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,138,411
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	2,750,000	2,960,587
Cox Communications, Inc. notes 7 1/8s, 2012	890,000	946,199
Cox Communications, Inc. 144A notes 5 7/8s, 2016	1,155,000	1,155,270
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,045,000	1,110,075
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	2,485,000	2,125,980
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	1,950,342	2,071,848
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	565,000	596,323
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	925,000	943,285
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	395,000	402,914
Diageo PLC company guaranty 8s, 2022	760,000	915,637
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	1,040,000	961,041
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	280,000	275,900
General Mills, Inc. sr. unsec. unsub. 5.65s, 2012	1,470,000	1,513,172
Kellogg Co. sr. unsub. 5 1/8s, 2012	165,000	169,147
Kroger Co. company guaranty 6 3/4s, 2012	275,000	292,491
Kroger Co. company guaranty 6.4s, 2017	995,000	1,058,548
Kroger Co. company guaranty sr. notes 5s, 2013	175,000	175,363
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	544,931
McDonald's Corp. sr. unsec. bond 6.3s, 2037	860,000	879,779
McDonald's Corp. sr. unsec. bond 5.8s, 2017	435,000	452,270
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	160,000	161,084
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,045,000	1,120,603
News America Holdings, Inc. debs. 7 3/4s, 2045	1,955,000	2,184,630
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	865,000	895,566
TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,170,000	2,386,826
TCI Communications, Inc. debs. 9.8s, 2012	1,870,000	2,108,068
TCI Communications, Inc. debs. 7 7/8s, 2013	1,240,000	1,348,059
Tesco PLC 144A notes 6.15s, 2037 (United Kingdom)	1,080,000	1,051,188
Time Warner Cable, Inc. company guaranty 5.85s, 2017	475,000	471,367
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	191,678
Time Warner, Inc. debs. 9.15s, 2023	340,000	403,654
Time Warner, Inc. debs. 9 1/8s, 2013	2,435,000	2,737,727
Viacom, Inc. sr. notes 5 3/4s, 2011	610,000	616,814
Walt Disney Co. (The) sr. unsec. 4.7s, 2012	2,115,000	2,152,351
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	820,000	828,333
		39,347,119

Energy (0.5%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	575,000	589,374
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	1,010,000	1,057,975
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	1,945,000	1,935,932
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	55,000	48,058
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019	340,000	350,614
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	645,000	669,104
Forest Oil Corp. sr. notes 8s, 2011	610,000	644,313
Hess Corp. bonds 7 7/8s, 2029	1,160,000	1,386,911
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	225,000	235,877
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	640,250
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	595,000	581,870
Peabody Energy Corp. sr. notes 5 7/8s, 2016	805,000	778,838
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	1,330,000	1,386,893
Sunoco, Inc. notes 4 7/8s, 2014	590,000	562,731
Tesoro Corp. company guaranty 6 1/2s, 2017 (S)	1,025,000	940,438
Valero Energy Corp. sr. notes 6 1/8s, 2017	160,000	161,403
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	755,000	781,505
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	245,000	258,178
Weatherford International, Inc. company guaranty
sr.unsec. unsub. bonds 6.35s, 2017	280,000	294,807
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	855,000	839,709
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	455,000	444,239
XTO Energy, Inc. sr. unsec. 5 1/2s, 2018	390,000	386,426
XTO Energy, Inc. sr. unsec. notes 6 3/8s, 2038	770,000	776,513
		15,751,958

Financial (4.2%)
AGFC Capital Trust I company guaranty 6s, 2067	620,000	497,480
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	1,805,000	1,832,151
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	2,465,000	2,466,856
American Express Co. sr. unsec. notes 6.15s, 2017	1,275,000	1,288,394
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	2,075,000	1,769,704
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	1,745,000	1,611,696
Amvescap PLC company guaranty 5 5/8s, 2012	520,000	501,025
Bank of America Corp. sr. unsec. notes 5.65s, 2018	3,435,000	3,429,619
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes 4.95s, 2012	600,000	609,023
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	1,110,000	913,014
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)	1,875,000	1,912,500
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	1,715,000	1,798,665
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	370,000	381,551
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.865s, 2012 (Cayman Islands)	2,378,000	2,290,045
Capital One Capital III company guaranty 7.686s, 2036	1,280,000	1,093,385
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 2.96s, 2009	240,000	216,867
Chubb Corp. (The) sr. notes 6s, 2037	670,000	623,023
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	3,330,000	1,764,900
CIT Group, Inc. med. term notes 3.303s, 2008	50,000	49,586
CIT Group, Inc. sr. notes 5.4s, 2013	155,000	129,411
CIT Group, Inc. sr. notes 5s, 2015	170,000	140,694
CIT Group, Inc. sr. notes 5s, 2014	1,210,000	999,933
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	681,000	709,548
Citigroup, Inc. sub. notes 5s, 2014	1,295,000	1,234,218
CNA Financial Corp. unsec. notes 6 1/2s, 2016	1,015,000	997,942
CNA Financial Corp. unsec. notes 6s, 2011	730,000	738,967
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	1,416,000	1,198,517
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,145,000	972,729
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	385,000	359,428
Dresdner Funding Trust I 144A bonds 8.151s, 2031	1,250,000	954,674
Duke Realty LP sr. unsec 6 1/2s, 2018	1,445,000	1,335,970
Equity One, Inc. notes 5 3/8s, 2015 (R)	695,000	620,338
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	1,120,000	1,012,011
Fleet Capital Trust V bank guaranty FRN 3.764s, 2028	940,000	740,928
Fund American Cos., Inc. notes 5 7/8s, 2013	1,370,000	1,346,341
GATX Financial Corp. notes 5.8s, 2016	560,000	543,841
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038	5,195,000	4,953,048
General Electric Capital Corp. sr. unsec. 5 5/8s, 2017
(S)	3,520,000	3,586,380
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	1,420,000	1,421,367
Genworth Life Institutional Funding Trust notes Ser.
MTN, 5 7/8s, 2013 (FWC)	1,315,000	1,329,991
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	845,000	691,170
GMAC, LLC unsub. notes FRN 4.315s, 2009	2,920,000	2,663,948
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	1,210,000	1,231,629
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	2,990,000	2,951,230
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	1,015,000	910,299
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	385,000	367,923
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	1,005,000	872,174
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	780,000	758,940
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	530,000	477,176
HRPT Properties Trust notes 6 1/4s, 2016 (R)	525,000	485,319
HSBC Finance Capital Trust IX FRN 5.911s, 2035	3,300,000	2,742,274
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom) (S)	3,555,000	3,486,182
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	2,560,000	2,206,249
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013	210,000	212,849
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	1,630,000	1,369,200
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R) (S)	705,000	664,463
JPMorgan Chase & Co. sr. notes 6s, 2018 (S)	2,665,000	2,762,281
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	1,996,000	1,905,505
JPMorgan Chase Capital XXV bonds 6.8s, 2037	780,000	739,194
Lehman Brothers E-Capital Trust I FRN 3.85s, 2065	1,589,000	1,257,595
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014	1,660,000	1,670,310
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
MTN, 6 7/8s, 2018	3,100,000	3,174,978
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
MTN, 5s, 2011	1,535,000	1,487,154
Lehman Brothers Holdings, Inc. sub. notes 6 3/4s, 2017	3,295,000	3,288,466
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	160,000	149,536
Liberty Mutual Insurance 144A notes 7.697s, 2097	2,160,000	1,988,645
Lincoln National Corp. FRB 7s, 2066	790,000	727,966
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	480,000	458,845
Loews Corp. notes 5 1/4s, 2016	510,000	498,868
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	1,620,000	1,642,009
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	980,000	963,623
Merrill Lynch & Co., Inc. notes 5.45s, 2013	1,940,000	1,893,900
Merrill Lynch & Co., Inc. notes Ser. MTN, 6.15s, 2013	460,000	459,038

Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.12s,
2011	835,000	766,997
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	5,200,000	5,137,049
Metropolitan Life Global Funding I 144A sr. sec. notes
5 1/8s, 2013	1,860,000	1,867,536
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)	1,410,000	1,425,593
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	464,154
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	650,000	665,761
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	1,130,000	1,113,071
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	375,000	385,240
NB Capital Trust IV company guaranty 8 1/4s, 2027 (S)	5,575,000	5,789,638
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	505,000	350,975
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,240,000	1,302,258
Pacific Life Global Funding 144A notes 5.15s, 2013	1,525,000	1,536,171
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	375,000	353,277
Protective Life Secured Trusts sr. sec. notes 5.45s,
2012	840,000	842,139
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017	845,000	854,103
Prudential Holdings LLC 144A bonds 8.695s, 2023	1,510,000	1,816,787
RBS Capital Trust IV company guaranty FRN 3.496s, 2049	2,384,000	1,848,036
Regency Centers LP sr. unsec. 5 7/8s, 2017	650,000	582,546
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	695,000	620,803
Rouse Co. (The) notes 7.2s, 2012 (R)	645,000	599,827
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	700,000	649,938
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	371,000	362,711
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	1,285,000	1,146,333
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	730,000	665,878
Swiss Re Capital I LP 144A FRN 6.854s, 2049 (United
Kingdom)	850,000	764,003
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	730,000	710,646
Unitrin, Inc. sr. notes 6s, 2017	740,000	679,360
Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	693,000	670,125
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	2,310,000	2,300,781
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	925,000	927,383
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	780,000	705,900
Wells Fargo & Co. sr.not 4 3/8s, 2013 (S)	2,120,000	2,097,189
Westfield Group sr. notes 5.7s, 2016 (Australia)	875,000	829,554
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	1,010,000	882,215
Willis Group North America, Inc. company guaranty
6.2s, 2017	605,000	590,446
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	2,130,000	1,893,639
		141,732,760

Health Care (0.3%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	5,050,000	4,961,373
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom) (S)	1,805,000	1,911,157
Covidien International Finance SA 144A company
guaranty 6.55s, 2037 (Luxembourg)	505,000	505,474
Covidien International Finance SA 144A company
guaranty 6s, 2017 (Luxembourg)	585,000	596,771
Hospira, Inc. sr. notes 6.05s, 2017	560,000	548,295
Hospira, Inc. sr. notes 5.55s, 2012	785,000	776,427
UnitedHealth Group, Inc. bonds 6 7/8s, 2038	360,000	352,470
UnitedHealth Group, Inc. bonds 6s, 2018	525,000	518,828
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	755,000	752,300
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	470,000	461,775
		11,384,870

Technology (0.3%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	760,000	779,951
Avnet, Inc. notes 6s, 2015	765,000	748,335
Electronic Data Systems Corp. sr. sec. notes Ser. B,
6 1/2s, 2013	75,000	75,187
Fiserv, Inc. company guaranty sr. unsec. unsub. notes
6.8s, 2017	760,000	774,911
Fiserv, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2012	760,000	772,134
IBM Corp. sr. unsec. notes 5.7s, 2017	1,820,000	1,897,486
Motorola, Inc. sr. notes 8s, 2011	205,000	208,782
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	1,040,000	860,694
Motorola, Inc. sr. unsec. notes 6s, 2017	530,000	479,523
Tyco Electronics Group SA company guaranty 6s, 2012
(Luxembourg)	1,150,000	1,176,071
Tyco Electronics Group SA 144A company guaranty sr.
unsec. bond 6.55s, 2017 (Luxembourg)	180,000	184,284
Xerox Corp. sr. notes 6.4s, 2016	1,030,000	1,049,550
Xerox Corp. sr. unsec. notes 6.35s, 2018	960,000	964,849
		9,971,757

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	93,500
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	525,000	525,000
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	625,000	630,584

Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	2,895,000	2,880,525
CSX Corp. sr. unsec. unsub. notes 6 1/4s, 2015	160,000	163,756
Delta Air Lines, Inc. pass-through certificates
6.821s, 2022	899,876	795,908
Norfolk Southern Corp. 144A sr. unsec. 5 3/4s, 2018	1,215,000	1,232,192
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,514,646	1,393,474
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	330,000	333,529
Southwest Airlines Co. pass-through certificates
6.15s, 2022 (S)	845,102	808,995
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	750,000	759,308
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	584,720
United AirLines, Inc. pass-through certificates
6.636s, 2022	695,564	620,210
		10,821,701

Utilities & Power (1.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	905,000	912,922
American Water Capital Corp. 144A sr. unsec. bonds
6.593s, 2037	455,000	438,031
American Water Capital Corp. 144A bonds 6.085s, 2017	510,000	507,268
Appalachian Power Co. sr. notes 5.8s, 2035	510,000	436,841
Arizona Public Services Co. notes 6 1/2s, 2012	1,040,000	1,047,199
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	905,000	904,242
Beaver Valley II Funding debs. 9s, 2017	1,436,000	1,572,736
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	1,950,000	1,887,104
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	2,390,000	2,439,847
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	110,000	111,528
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,060,000	1,132,059
CMS Energy Corp. unsub. notes 6.55s, 2017	50,000	48,688
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	275,000	282,439
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	1,145,000	1,048,630
Commonwealth Edison Co. 1st mtge. sec. bond 5.8s, 2018	495,000	494,922
Consolidated Natural Gas Co. sr. notes 5s, 2014	530,000	512,381
Consumers Energy Co. 1st mtge. sec. bond 5.65s, 2018	1,805,000	1,801,954
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	826,000	842,945
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	3,085,000	2,820,723
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
A, 5.6s, 2016	1,050,000	1,049,204
Duke Energy Carolinas LLC 1st mtge. sec. bond 6.05s,
2038	630,000	639,404
E.ON International Finance BV 144A notes 5.8s, 2018
(Netherlands)	2,500,000	2,518,620
El Paso Natural Gas Co. sr. unsec. 5.95s, 2017	120,000	119,085
Enbridge Energy Partners LP 144A notes 6 1/2s, 2018	1,245,000	1,260,291
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	985,000	932,160
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	862,000	895,182
Florida Power Corp. 1st mtge. 6.35s, 2037	1,040,000	1,097,169
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	515,000	539,341
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	775,000	838,891
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	170,000	175,100
ITC Holdings Corp. 144A notes 5 7/8s, 2016	1,090,000	1,059,295
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	363,019
Kansas Gas & Electric bonds 5.647s, 2021	388,342	373,422
Kinder Morgan, Inc. notes 6s, 2017 (S)	545,000	540,537
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	558,000	564,975
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	2,345,000	2,342,965
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	380,000	398,950
National Fuel Gas Co. notes 5 1/4s, 2013	545,000	525,076
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	525,000	521,058
Northwestern Corp. sec. notes 5 7/8s, 2014	1,090,000	1,085,006
Oncor Electric Delivery Co. debs. 7s, 2022	675,000	661,137
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	820,000	816,979
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	357,437
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	775,000	739,278
Pacific Gas & Electric Co. unsec. bonds 4.2s, 2011	95,000	94,779
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	520,000	531,951
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	1,085,000	1,079,905
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	808,924	833,701
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	640,000	611,544
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	375,000	385,944
Public Service Co. of New Mexico sr. notes 4.4s, 2008	570,000	568,593
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	1,185,000	1,067,918
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037 (S)	1,760,000	1,730,939
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	895,000	854,089
Southern California Edison Co. notes 6.65s, 2029	1,030,000	1,081,215
Southern Natural Gas. Co. 144A notes 5.9s, 2017	460,000	446,941
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	1,080,000	1,090,238
Spectra Energy Capital, LLC sr. notes 8s, 2019	780,000	885,249
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	330,000	323,820

Teco Finance, Inc. sr. unsec. unsub. notes 7.2s, 2011	1,070,000	1,127,199
TEPPCO Partners LP company guaranty FRB 7s, 2067	595,000	504,946
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	665,000	663,694
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	520,000	462,160
TransCanada Pipelines, Ltd. sr. unsec. 6.2s, 2037
(Canada)	890,000	855,013
West Penn Power Co. 1st mtge. 5.95s, 2017	995,000	1,007,944
Westar Energy, Inc. 1st mtge. 5.15s, 2017	75,000	71,905
Westar Energy, Inc. 1st mtge. 5.1s, 2020	800,000	747,410
		56,683,137

Total corporate bonds and notes (cost $364,895,152)		$355,062,922

ASSET-BACKED SECURITIES (5.0%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.585s, 2035	$349,000	$216,380
FRB Ser. 05-4, Class A2C, 3.105s, 2035	302,000	277,840
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 3.045s, 2036	759,000	493,350
FRB Ser. 06-HE3, Class A2C, 3.045s, 2036	1,021,000	756,560
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 3.85s, 2013	210,000	184,647
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	59,595	9
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
3.305s, 2029	2,305,195	1,634,153
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 3.216s, 2012	431,181	418,785
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 5.395s, 2036	902,000	90,200
FRB Ser. 03-8, Class M2, 4.645s, 2033	506,214	116,429
AMP CMBS 144A FRB Ser. 06-1A, Class A, 3.55s, 2047
(Cayman Islands)	1,910,000	1,008,795
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	1,181,532
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	933,273
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 5.165s, 2033	56,091	8,414
FRB Ser. 06-W4, Class A2C, 3.055s, 2036 (F)	1,813,000	1,232,060
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 3.895s, 2033	551,000	330,600
FRB Ser. 05-WMC1, Class M1, 3.335s, 2035 (F)	564,000	394,416
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.395s, 2035	407,000	45,063
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 3.085s, 2036	421,766	357,088
FRB Ser. 06-HE4, Class A5, 3.055s, 2036	1,346,000	942,200
FRB Ser. 06-HE7, Class A4, 3.035s, 2036	529,000	370,300
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3 1/2s, 2033	843,697	780,420
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
3.746s, 2011	210,000	208,425
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	420,000	397,820
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 3.386s, 2039	4,209,515	4,189,730
FRB Ser. 04-D, Class A, 3.276s, 2044	1,183,082	828,157
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 4.786s, 2039	199,906	198,907
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 4.245s, 2038 (F)	723,369	571,324
FRB Ser. 03-SSRA, Class A, 3.595s, 2038 (F)	610,110	512,406
FRB Ser. 04-SSRA, Class A1, 3.495s, 2039 (F)	787,774	637,809
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 4.895s, 2035	698,000	31,410
FRB Ser. 06-PC1, Class M9, 4.645s, 2035	414,000	34,155
FRB Ser. 05-HE1, Class M3, 3.825s, 2035	489,000	220,050
FRB Ser. 03-3, Class A2, 3.485s, 2043	1,979,788	1,760,155
FRB Ser. 03-1, Class A1, 3.395s, 2042	485,973	439,269
FRB Ser. 05-3, Class A1, 3.345s, 2035	449,613	377,113
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 5.145s, 2036	251,000	22,075
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013 (F)	500,000	494,419
Ser. 05-1, Class D, 6 1/2s, 2011 (F)	1,442,000	1,412,190
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	72,065	70,699
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
3.796s, 2010	1,730,000	1,711,731
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 3.315s, 2035	324,987	235,643
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	5,661,257	478,874
Ser. 00-4, Class A6, 8.31s, 2032	7,989,401	6,721,084
Ser. 00-5, Class A6, 7.96s, 2032	3,514,549	2,770,368
Ser. 02-1, Class M1F, 7.954s, 2033	1,004,000	927,020
Ser. 01-4, Class A4, 7.36s, 2033	4,767,616	4,542,885
Ser. 00-6, Class A5, 7.27s, 2031	970,410	850,291
Ser. 01-1, Class A5, 6.99s, 2032	6,388,582	6,227,392
Ser. 01-3, Class A4, 6.91s, 2033	7,014,595	6,335,519
Ser. 02-1, Class A, 6.681s, 2033	5,195,177	5,176,862
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.415s, 2035	332,000	252,320
FRB Ser. 04-6, Class 2A5, 3.285s, 2034	888,046	692,676
FRB Ser. 05-14, Class 3A2, 3.135s, 2036	210,538	185,273
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	359,000	265,875

Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	1,617,000	1,051,050
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (F)	170,790	51,237
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	373,000	327,380
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.565s, 2035	201,000	80,400
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.435s, 2035	700,000	630,000
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.045s, 2036	1,203,000	1,011,091
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	283,350	274,726
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 4.126s,
2038 (Cayman Islands) (F)	616,000	80,001
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1, 3.3s,
2015 (Cayman Islands) (F)	2,000,000	1,902,732
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 3.225s, 2036	1,688,000	1,443,071
FRB Ser. 06-2, Class 2A3, 3.065s, 2036 (F)	3,141,000	2,195,806
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 4.895s,
2037 (Cayman Islands)	306,726	251,515
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 4.195s, 2019	1,680,000	1,438,080
Ser. 04-1A, Class B, 3.745s, 2018	68,811	64,682
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	1,962,000	1,844,962
GEBL 144A
Ser. 04-2, Class D, 5.466s, 2032	578,427	289,214
Ser. 04-2, Class C, 3.566s, 2032	216,734	140,877
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	512,386	436,818
Ser. 99-5, Class A5, 7.86s, 2030	14,946,814	13,003,728
Ser. 97-2, Class A7, 7.62s, 2028	318,899	335,585
Ser. 97-4, Class A7, 7.36s, 2029	492,246	476,248
Ser. 95-8, Class B1, 7.3s, 2026	362,579	304,289
Ser. 96-10, Class M1, 7.24s, 2028	972,000	835,920
Ser. 97-3, Class A5, 7.14s, 2028	423,276	430,819
Ser. 98-4, Class A7, 6.87s, 2030	298,539	303,614
Ser. 97-7, Class A8, 6.86s, 2029	320,291	305,878
Ser. 99-3, Class A6, 6 1/2s, 2031	418,237	414,054
Ser. 98-6, Class A7, 6.45s, 2030	406,615	415,439
Ser. 99-2, Class A7, 6.44s, 2030	1,135,157	1,015,329
Ser. 99-1, Class A6, 6.37s, 2025	1,023,000	1,019,931
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	3,832,989	3,305,401
Ser. 99-5, Class M1A, 8.3s, 2026	488,000	436,681
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,156,849	1,155,605
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.045s, 2036	4,677,000	2,991,759
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.445s, 2030 (Cayman Islands)	1,141,000	694,641
FRB Ser. 05-1A, Class D, 4.425s, 2030 (Cayman Islands)	502,743	397,167
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.628s, 2036 (Cayman Islands)	1,561,374	936,824
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.225s, 2036	848,000	593,600
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	95,843	95,078
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 5.145s, 2035	645,000	64,500
FRB Ser. 06-FRE1, Class A4, 3.185s, 2035	716,000	623,708
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	14,953,891	149,539
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	12,197,087	10,813,486
IFB Ser. 07-3, Class 4B, IO, 3.795s, 2037	4,638,497	387,159
FRB Ser. 07-6, Class 2A1, 3.105s, 2037	8,973,453	6,468,962
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.898s, 2036 (Cayman
Islands)	2,585,000	1,202,025
FRB Ser. 02-1A, Class FFL, 5.645s, 2037 (Cayman
Islands)	5,220,000	1,827,000
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.515s, 2035	558,000	334,800
FRB Ser. 06-4, Class 2A4, 3.155s, 2036	813,000	411,758
FRB Ser. 06-1, Class 2A3, 3.085s, 2036 (F)	1,433,000	1,088,582
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 6.145s, 2032	4,059,503	2,760,056
FRB Ser. 02-A, Class M2, 5.145s, 2032	278,000	230,676
Ser. 02-A IO, 0.3s, 2032	125,544,902	1,277,557
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027 (F)	91,360	90,251
Ser. 04-2A, Class D, 5.389s, 2026 (F)	85,389	84,896
Ser. 04-2A, Class C, 4.741s, 2026 (F)	78,558	78,289
FRB Ser. 02-1A, Class A1, 3 1/2s, 2024	766,029	705,111
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 3.045s, 2036	424,000	292,212
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 3.896s, 2010	1,730,000	1,719,347
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	339,745	287,816
Ser. 10, Class B, 7.54s, 2036	628,426	526,998
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 3.575s, 2035	349,000	164,030
FRB Ser. 05-HE1, Class M3, 3.415s, 2034	349,000	191,950
FRB Ser. 06-NC4, Class M2, 3.195s, 2036	489,000	97,800

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 4.886s, 2039 (Cayman Islands)		544,000	441,150
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
3.555s, 2015 (Cayman Islands) (F)		435,017	418,597
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		299,096	271,466
Ser. 04-B, Class C, 3.93s, 2012		143,316	130,005
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033		1,579,410	1,432,206
FRB Ser. 03-4, Class M3, 4.945s, 2033		31,679	4,435
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 3.055s, 2036		1,010,000	879,811
FRB Ser. 06-2, Class A2C, 3.045s, 2036		1,010,000	725,743
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022		70,270	67,817
Ser. 01-D, Class A3, 5.9s, 2022		154,106	116,041
Ser. 02-C, Class A1, 5.41s, 2032		3,643,618	3,241,363
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		532,010	439,417
Ser. 01-B, Class A3, 6.535s, 2023		154,011	131,659
Ocean Star PLC 144A
FRB Ser. 04, Class D, 5.388s, 2018 (Ireland)		623,000	560,700
FRB Ser. 05-A, Class D, 4.588s, 2012 (Ireland)		696,000	570,720
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.395s, 2035 (F)		216,000	30,169
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		152,887	148,347
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 3.725s, 2036		227,000	102,150
FRB Ser. 04-WHQ2, Class A3A, 3.245s, 2035		206,091	168,995
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.395s, 2034		203,191	14,223
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.025s, 2036		1,587,000	1,301,340
Permanent Financing PLC FRB Ser. 3, Class 3C, 4.14s,
2042 (United Kingdom)		1,300,000	1,287,393
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.8s, 2011 (United Kingdom)		657,000	565,107
FRB Ser. 04-2A, Class C, 3.68s, 2011 (United Kingdom)		912,000	757,208
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 3.085s, 2036		1,617,992	1,360,326
FRB Ser. 07-RZ1, Class A2, 3.055s, 2037		1,562,000	1,110,712
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 3 5/8s, 2035		793,000	356,850
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.645s, 2035		1,165,000	58,250
Ser. 04-NT, Class Note, 4 1/2s, 2034 (In default) (NON)		76,375	6,110
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		22,036	22
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)		214,965	22
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.545s, 2035		349,000	139,600
FRB Ser. 07-NC2, Class A2B, 3.035s, 2037 (F)		1,468,000	996,970
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 3.105s, 2036		1,718,000	990,255
FRB Ser. 06-FRE1, Class A2B, 3.075s, 2036		807,000	629,460
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.065s, 2036		814,000	624,491
FRB Ser. 06-3, Class A3, 3.055s, 2036		4,702,000	3,678,784
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 5.395s, 2035		466,000	46,600
South Coast Funding 144A FRB Ser. 3A, Class A2,
4.296s, 2038 (Cayman Islands) (F)		470,000	9,391
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.155s, 2036		814,000	328,524
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 5.395s, 2035		974,000	20,693
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.32s, 2015		5,210,787	5,007,567
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		2,750,653	249,492
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		1,698,000	811,984
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
3.215s, 2037		359,000	182,807
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012		147,436	145,799
Ser. 04-3, Class D, 4.07s, 2012		23,498	23,442
Ser. 04-4, Class D, 3.58s, 2012		20,599	20,415
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 3.82s, 2044 (United Kingdom)		591,276	413,893

Total asset-backed securities (cost $206,815,158)			$167,430,701

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37	117,731,000	$8,123,439
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing

on November 12, 2019.	Nov-09/5.355	117,731,000	8,032,786
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	117,731,000	8,032,786
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	117,731,000	2,760,792
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	117,731,000	2,717,231
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	117,731,000	2,760,792
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	81,840,000	4,300,692
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	54,984,000	3,799,944
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	54,984,000	3,768,054
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	43,245,000	3,133,533
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	81,840,000	3,011,712
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.315% versus the three month
USD-LIBOR-BBA maturing February 7, 2023.	Feb-13/5.315	43,076,000	2,443,271
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.315% versus the three month USD-LIBOR-BBA
maturing February 7, 2023.	Feb-13/5.315	43,076,000	2,200,322
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	54,984,000	801,117
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	54,984,000	790,120
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.2375% versus the three month USD-LIBOR-BBA
maturing May 8, 2018.	May-08/4.2375	43,076,000	701,708
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	43,245,000	585,105
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.2375% versus the three month
USD-LIBOR-BBA maturing May 8, 2018.	May-08/4.2375	43,076,000	209,349

Total purchased options outstanding (cost $48,640,452)			$58,172,753

SENIOR LOANS (0.8%)(a)(c)
		Principal amount	Value

Basic Materials (0.1%)
Aleris International, Inc. bank term loan FRN Ser. B,
4 7/8s, 2013		$414,949	$349,249
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.727s, 2013		622,408	596,215
Momentive Performance Materials, Inc. bank term loan
FRN 4.938s, 2013		615,780	572,456
NewPage Holding Corp. bank term loan FRN 6.313s, 2014		622,440	617,858
			2,135,778

Capital Goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014		33,423	31,809
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014		573,532	545,841
Polypore, Inc. bank term loan FRN Ser. B, 4.96s, 2014		622,432	591,311
Sequa Corp. bank term loan FRN 5.95s, 2014		1,244,880	1,189,638
Wesco Aircraft Hardware Corp. bank term loan FRN
4.95s, 2013		624,000	606,840
			2,965,439

Communication Services (0.1%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 5.696s, 2013		622,416	611,719
Crown Castle International Corp. bank term loan FRN
4.196s, 2014		311,214	289,916
Intelsat Corp. bank term loan FRN Ser. B2, 5.184s, 2011		207,453	196,367

Intelsat Corp. bank term loan FRN Ser. B2-A, 5.184s,
2013	207,515	196,426
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.184s,
2013	207,453	196,367
Level 3 Communications, Inc. bank term loan FRN
4.962s, 2014	624,000	576,420
MetroPCS Wireless, Inc. bank term loan FRN 5.317s, 2013	622,420	585,940
PAETEC Holding Corp. bank term loan FRN Ser. B1,
5.204s, 2013	610,084	587,969
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
4.71s, 2013	622,424	588,191
West Corp. bank term loan FRN 5.323s, 2013	624,000	568,793
		4,398,108

Consumer Cyclicals (0.2%)
Allison Transmission bank term loan FRN Ser. B,
5.573s, 2014	622,436	582,756
Aramark Corp. bank term loan FRN 4.83s, 2014	37,275	35,690
Aramark Corp. bank term loan FRN Ser. B, 4.696s, 2014	586,725	561,790
Dana Corp. bank term loan FRN 6.781s, 2015	622,440	600,849
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7 1/2s, 2011	508,000	502,285
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.43s, 2010	624,000	589,992
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.92s, 2015	624,000	585,446
Lear Corp bank term loan FRN 5.211s, 2013	624,000	598,148
National Bedding Co. bank term loan FRN 4.741s, 2011	289,268	228,521
Nortek Holdings, Inc. bank term loan FRN Ser. B,
5.35s, 2011	387,372	348,635
Yankee Candle Co., Inc. bank term loan FRN 4.615s, 2014	370,000	335,775
		4,969,887

Consumer Staples (0.2%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.563s, 2013	624,000	586,560
Cablevision Systems Corp. bank term loan FRN 4.477s,
2013	622,412	598,878
Charter Communications, Inc. bank term loan FRN 5.26s,
2014	622,440	549,239
Cinemark USA, Inc. bank term loan FRN 4.664s, 2013	624,000	593,677
Idearc, Inc. bank term loan FRN Ser. B, 4.7s, 2014	622,424	512,333
Paxson Communications Corp. bank term loan FRN Ser. B,
5.963s, 2012	1,040,000	821,600
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.442s, 2014	622,432	579,121
Spectrum Brands, Inc. bank term loan FRN 2.559s, 2013	39,467	37,300
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.893s, 2013	577,466	526,216
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.479s, 2014	624,000	524,160
VNU Group BV bank term loan FRN Ser. B, 5.346s, 2013
(Netherlands)	622,421	587,928
		5,917,012

Energy (--%)
Western Refining, Inc. bank term loan FRN Ser. B,
4.994s, 2014	430,915	381,359

Health Care (--%)
Health Management Associates, Inc. bank term loan FRN
4.446s, 2014	610,997	562,335
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.732s, 2014	149,591	142,610
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	39,891	38,029
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 4.881s, 2014	433,424	413,197
Sun Healthcare Group, Inc. bank term loan FRN 2.596s,
2014	104,035	94,672
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.919s, 2014	312,102	284,013
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.677s, 2014	65,580	59,678
		1,594,534

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 5.624s,
2014	620,441	582,749
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.459s, 2013	411,957	355,687
SunGard Data Systems, Inc. bank term loan FRN 5.162s,
2014	622,424	588,262
Travelport bank term loan FRN Ser. B, 4.954s, 2013	249,280	228,528
Travelport bank term loan FRN Ser. DD, 4.954s, 2013	373,778	341,259
		2,096,485

Transportation (--%)
Ceva Group PLC bank term loan FRN 6.966s, 2008
(Netherlands)	165,000	135,300
Navistar Financial Corp. bank term loan FRN 5.957s,
2012	166,400	154,544
Navistar International Corp. bank term loan FRN
6.501s, 2012	457,600	424,996
		714,840

Utilities & Power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.579s, 2014			622,436	595,558
NRG Energy, Inc. bank term loan FRN 4.346s, 2014			197,099	188,820
NRG Energy, Inc. bank term loan FRN 4.196s, 2014			403,564	386,614
				1,170,992

Total senior loans (cost $25,298,806)				$26,344,434

INVESTMENT COMPANIES (0.2%)(a) (cost $8,684,325)
			Shares	Value

American Capital Strategies, Ltd.			255,900	$8,124,825

CONVERTIBLE PREFERRED STOCKS (0.2%)(a) (cost $5,194,500)
			Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.			103,890	$5,376,308

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $4,519,000)
			Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036			$4,519,000	$5,021,739

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Rating(RAT)		Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$1,005,000	$961,001
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3		1,460,000	1,368,779

Total municipal bonds and notes (cost $2,464,893)				$2,329,780

WARRANTS (--%)(a)(NON) (cost $0)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	27,504	$757,719

SHORT-TERM INVESTMENTS (12.3%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.96% to 3.11% and
due dates ranging from May 1, 2008 to June 27, 2008 (d)			$181,412,201	$181,168,338
Sheffield Receivables Corp., for an effective yield
of 2.75%, May 9, 2008			40,000,000	39,975,556
Sheffield Receivables Corp., for an effective yield
of 2.82%, May 13, 2008			29,000,000	28,972,740
Victory Receivables Corp., for an effective yield
of 2.95%, May 9, 2008			50,000,000	49,967,222
Putnam Prime Money Market Fund (e)			113,547,150	113,547,150

Total short-term investments (cost $413,631,006)				$413,631,006

TOTAL INVESTMENTS

Total investments (cost $5,365,284,783) (b)				$5,373,389,159

FUTURES CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	1327	$322,875,688	Jun-08	$1,016,441
Euro-Dollar 90 day (Short)	997	241,348,775	Jun-09	957,701
Euro-Dollar 90 day (Short)	1668	403,051,350	Sep-09	1,462,126
Euro-Dollar 90 day (Short)	1347	324,795,375	Dec-09	1,179,711
Euro-Dollar 90 day (Short)	81	19,503,788	Mar-10	1,130
S&P 500 Index E-Mini (Long)	3548	245,876,400	Jun-08	12,402,051
U.S. Treasury Bond 20 yr (Long)	768	89,772,000	Jun-08	87,525
U.S. Treasury Note 2 yr (Short)	17537	3,729,900,688	Jun-08	25,066,255
U.S. Treasury Note 5 yr (Short)	11723	1,312,792,828	Jun-08	27,346,468
U.S. Treasury Note 10 yr (Long)	12517	1,449,625,063	Jun-08	(2,012,201)

Total				$67,507,207

WRITTEN OPTIONS OUTSTANDING at 4/30/08 (premiums received $43,872,569) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	$130,817,000	Aug-08/5.31	$9,448,912

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	130,817,000	Aug-08/5.31	474,866

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	92,650,000	Dec-08/5.00	4,814,094

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	92,650,000	Dec-08/5.00	1,478,694

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	111,851,000	Feb-10/5.215	6,778,171

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	71,681,000	Feb-10/5.22	4,356,771

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 2.36% versus the three month USD-LIBOR-BBA
maturing September 22, 2010.	259,127,000	Sep-08/2.36	383,508

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 2.36% versus the three month
USD-LIBOR-BBA maturing September 22, 2010.	259,127,000	Sep-08/2.36	5,076,298

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	71,681,000	Feb-10/5.08	3,916,650

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	111,851,000	Feb-10/5.215	3,469,618

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	71,681,000	Feb-10/5.08	2,542,525

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	71,681,000	Feb-10/5.22	2,228,562

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	20,548,000	May-12/5.51	1,355,552

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	20,548,000	May-12/5.51	859,523

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	10,274,000	May-12/5.515	680,858

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	10,274,000	May-12/5.515	428,323

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,109,500	May-12/5.52	272,665

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	4,109,500	May-12/5.52	170,708

Total			$48,736,298

TBA SALE COMMITMENTS OUTSTANDING at 4/30/08 (proceeds receivable $535,157,461) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, May 1, 2038	$1,000,000	05/13/08	$1,035,720
FNMA, 5 1/2s, May 1, 2038	535,000,000	05/13/08	537,758,567

Total			$538,794,287

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)
	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$82,772,000	$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$6,155,206

102,075,000	--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(2,750,585)

87,100,000	--	1/14/10	3 month USD-LIBOR-BBA	4.106%	2,513,203

84,900,000	--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(2,593,960)

970,000	--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	26,080

20,610,000	--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(850,672)

7,440,000	--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(265,043)

3,070,000	--	6/23/15	4.45%	3 month USD-LIBOR-BBA	(106,123)

3,720,000	--	6/24/15	4.39%	3 month USD-LIBOR-BBA	(113,929)

53,000,000	--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(2,758,672)

4,636,000	--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(313,200)

700,000	--	9/1/15	3 month USD-LIBOR-BBA	4.53%	19,087

Bear Stearns Bank plc
63,600,000	--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(3,331,985)

Citibank, N.A.
4,380,000	--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(340,748)

56,920,000	--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(2,578,842)

10,114,000	--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(381,939)

87,779,000	--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(3,053,792)

90,203,000	--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(6,844,829)

41,870,000	--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(2,451,913)

2,700,000	--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	203,508

51,736,000	--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	1,297,681

9,733,000	--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(388,883)

Credit Suisse First Boston International
6,600,000	--	11/17/09	3.947%	3 month USD-LIBOR-BBA	(171,676)

Credit Suisse International
3,922,000	--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(226,129)

3,843,000	--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	273,368

80,000,000	--	1/9/09	3 month USD-LIBOR-BBA	5.145%	2,434,444

7,071,000	--	10/16/17	3 month USD-LIBOR-BBA	5.297%	543,749

6,762,000	--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(434,190)

Deutsche Bank AG
16,169,000	--	10/16/17	3 month USD-LIBOR-BBA	5.297%	1,243,371

11,100,000	--	11/7/17	3 month USD-LIBOR-BBA	5.056%	815,402

Goldman Sachs International

25,439,000	--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(871,324)

13,650,000	--	4/2/18	4.076%	3 month USD-LIBOR-BBA	302,375

137,156,000	--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(1,759,502)

69,773,000	--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(578,830)

43,068,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(222,572)

376,000	--	4/11/12	3.1825%	3 month USD-LIBOR-BBA	5,708

55,949,000	--	9/29/08	5.085%	3 month USD-LIBOR-BBA	(645,528)

17,771,000	--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	1,161,221

4,331,000	--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(336,936)

34,600,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(1,483,948)

161,722,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(4,816,396)

36,385,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	3,036,097

158,394,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(4,611,465)

35,081,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	2,681,767

18,233,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	1,365,801

22,090,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	1,394,743

12,500,000	--	10/1/17	3 month USD-LIBOR-BBA	5.253%	931,092

3,930,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	294,465

13,380,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(1,012,205)

4,968,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(560,024)

14,495,000	--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(766,279)

7,071,000	--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(424,751)

72,398,100	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	1,992,154

108,912,400	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	2,697,658

30,314,000	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(2,026,432)

1,990,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	150,604

205,784,000	--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(26,926,601)

JPMorgan Chase Bank, N.A.

4,639,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(360,232)

17,320,000	--	2/15/18	3 month USD-LIBOR-BBA	5.34%	1,446,095

5,125,000	--	2/15/13	3 month USD-LIBOR-BBA	3.585%	(35,835)

8,200,000	--	2/15/18	3 month USD-LIBOR-BBA	4.422%	63,917

5,125,000	--	2/15/13	3.585%	3 month USD-LIBOR-BBA	35,835

8,200,000	--	2/15/18	4.422%	3 month USD-LIBOR-BBA	(63,917)

40,500,000	--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(2,729,844)

57,486,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(3,743,188)

306,762,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	324,571

63,909,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(586,791)

50,608,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	472,113

15,899,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(476,727)

113,217,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(3,896,123)

230,165,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	(2,487,189)

111,087,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(3,006,428)

157,185,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(4,362,010)

55,034,000	--	3/25/10	3 month USD-LIBOR-BBA	2.325%	(759,119)

92,513,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(1,262,555)

183,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(11,835,021)

154,761,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(1,279,713)

65,551,000	--	9/28/08	5.096%	3 month USD-LIBOR-BBA	(769,165)

126,500,000	--	3/7/15	3 month USD-LIBOR-BBA	4.798%	5,803,019

61,200,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	7,620,221

76,820,000	--	7/5/17	3 month USD-LIBOR-BBA	4.55%	2,399,089

44,550,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(2,651,943)

61,990,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(3,812,902)

161,308,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(4,784,624)

36,282,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	3,051,171

5,900,000	--	7/25/17	3 month USD-LIBOR-BBA	5.652%	690,980

94,000,000	--	3/30/16	3 month USD-LIBOR-BBA	5.2755%	7,157,256

5,472,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(403,622)

9,442,000	--	1/19/17	3 month USD-LIBOR-BBA	5.249%	805,423

37,105,000	--	1/19/09	5.24%	3 month USD-LIBOR-BBA	(1,143,849)

65,346,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	6,410,271

89,553,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	6,907,322

20,829,000	--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	1,354,980

17,930,000	--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(720,095)

4,470,000	--	6/24/15	4.387%	3 month USD-LIBOR-BBA	(136,002)

63,370,000	--	6/29/15	3 month USD-LIBOR-BBA	4.296%	1,519,458

10,430,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	388,038

179,500,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	11,616,343

32,041,000	--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(2,520,083)

8,923,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(682,708)

108,912,400	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	2,717,535

30,314,000	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(2,028,584)

10,596,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(776,067)

1,775,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(71,230)

6,980,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	513,713

87,779,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(3,071,363)

90,203,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(6,897,458)

57,843,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	2,201,713

9,733,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(421,276)

156,100,000	--	8/4/08	3 month USD-LIBOR-BBA	5.40%	1,849,726

81,200,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	7,812,935

47,810,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(2,404,982)

72,119,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	(390,715)

5,559,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	39,392

7,412,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	28,006

7,412,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	35,668

167,546,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	363,997

Lehman Brothers Special Financing, Inc.
70,357,000	423,171	2/26/18	4.65%	3 month USD-LIBOR-BBA	(1,402,974)

82,238,000	--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(2,522,357)

457,729,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13666%	(12,566,135)

78,344,000	--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(1,869,601)

288,370,000	--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(3,832,177)

288,370,000	--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(3,595,333)

111,087,000	--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(3,388,058)

168,421,000	--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(5,214,403)

551,000,000	--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(12,992,275)

187,000,000	--	3/25/38	4.583%	3 month USD-LIBOR-BBA	6,989,246

160,856,000	--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(2,373,212)

226,325,000	--	4/3/18	4.087%	3 month USD-LIBOR-BBA	4,815,875

15,365,000	--	4/16/18	3 month USD-LIBOR-BBA	4.405%	60,949

47,842,000	--	4/19/38	4.8425%	3 month USD-LIBOR-BBA	(124,724)

35,440,000	--	4/21/38	4.945%	3 month USD-LIBOR-BBA	(664,889)

86,500,000	--	5/29/12	5.28%	3 month USD-LIBOR-BBA	(6,845,634)

18,940,000	--	8/24/12	5.085%	3 month USD-LIBOR-BBA	(1,123,197)

39,298,515	--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(1,176,467)

75,305,000	--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(2,259,133)

8,974,000	--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(707,597)

10,100,871	--	8/29/12	5.075%	3 month USD-LIBOR-BBA	(596,731)

91,930,000	--	12/28/16	5.084%	3 month USD-LIBOR-BBA	(6,879,810)

2,443,839	--	8/29/17	3 month USD-LIBOR-BBA	5.32%	197,998

153,985,000	--	8/3/08	3 month USD-LIBOR-BBA	5.425%	1,844,746

150,213,000	--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(9,996,431)

267,010,000	--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(26,611,395)

135,710,000	--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(10,882,368)

111,090,000	--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(6,710,011)

46,981,000	--	10/23/08	3 month USD-LIBOR-BBA	5.26%	563,302

18,884,000	--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	1,466,437

46,981,000	--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(562,310)

18,884,000	--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(1,463,027)

86,483,000	--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(1,796,711)

18,115,000	--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(1,072,845)

48,265,400	--	9/19/09	3 month USD-LIBOR-BBA	4.755%	1,322,343

108,912,400	--	9/24/09	3 month USD-LIBOR-BBA	4.695%	2,860,482

30,314,000	--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(2,351,580)

10,114,000	--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(376,162)

4,000,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	293,583

87,779,000	--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(3,081,570)

90,203,000	--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(6,728,101)

3,470,000	--	11/9/17	3 month USD-LIBOR-BBA	5.068%	259,116

40,788,000	--	12/11/17	3 month USD-LIBOR-BBA	4.839%	2,194,195

51,736,000	--	12/24/09	3 month USD-LIBOR-BBA	3.84625%	1,276,212

26,033,000	--	4/12/12	3 month USD-LIBOR-BBA	5.087%	1,447,759

40,000	--	1/16/18	4.375%	3 month USD-LIBOR-BBA	(551)

72,023,000	--	2/8/10	2.728%	3 month USD-LIBOR-BBA	489,928

52,122,000	--	2/7/18	4.217%	3 month USD-LIBOR-BBA	465,348

133,300,000	--	2/14/13	3.563%	3 month USD-LIBOR-BBA	1,062,425

47,478,000	--	2/21/18	4.599%	3 month USD-LIBOR-BBA	(1,046,560)

288,370,000	--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(3,984,072)

Merrill Lynch Capital Services, Inc.
10,114,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(377,277)

18,100,000	--	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(1,260,388)

Morgan Stanley Capital Services, Inc.
3,161,000	--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(241,172)

3,674,000	--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(262,233)

Total					$(163,733,219)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$16,800,000	(1)(F)	5/2/08	Banc of America	The spread	$(1,063,054)
			Securities CMBS	return of Banc
			AAA 10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

24,130,000	(2)(F)	7/2/08	(Banc of America	The spread	1,193,494
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

17,620,000	(1)	5/2/08	10 bp plus	The spread	(1,425,921)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

55,310,000	(1)	5/2/08	5 bp plus change	The spread	(4,537,152)
			in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
16,550,000	(1)(F)	5/2/08	12.5 bp plus	The spread	(1,350,106)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Deutsche Bank AG
333,285	(F)	10/29/08	6 month USD-
LIBOR-BBA minus
			55 bp	Moody's Corp	1,392

30,034,810	(F)	10/29/08	6 month USD-	S&P 500	(61,814)
			LIBOR-BBA minus	/Citigroup Pure
			5 bp	Value Index

329,649	(F)	10/31/08	6 month USD-
LIBOR-BBA minus
			55 bp	Moody's Corp	890

30,039,561	(F)	10/31/08	6 month USD-	S&P 500	470,470
			LIBOR-BBA minus	/Citigroup Pure
			5 bp	Value Index

30,367,636	(F)	10/31/08	(6 month USD-	S&P 500	(298,808)
			LIBOR-BBA plus	/Citigroup Pure
			5 bp)	Value Index

30,365,971	(F)	10/29/08	(6 month USD-	S&P 500	35,043
			LIBOR-BBA plus	/Citigroup Pure
			5 bp)	Value Index

30,038,079		11/4/08	6 month USD-	S&P 500	--
			LIBOR-BBA minus	/Citigroup Pure
			5 bp	Value Index

30,369,187		11/4/08	(6 month USD-	S&P 500	--
			LIBOR-BBA plus	/Citigroup Pure
			5 bp)	Value Index

330,312		11/4/08	6 month USD-
LIBOR-BBA minus
			55 bp	Moody's Corp	--

Goldman Sachs International
82,140,000	(2)(F)	7/2/08	(Banc	The spread	(1,968,403)
			of America	return of Banc
			Securities AAA	of America
			10 year Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

3,843,000		9/15/11	678 bp (1 month	Ford Credit Auto	(54,564)
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

18,240,000	(1)(F)	11/2/08	20 bp plus	The spread	584,592
			change in spread	return of Banc

			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

21,110,000	(1)(F)	5/1/08	10 bp plus	The spread	498,829
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
14,595,000	(1)(E)(F)	8/1/08	Change in spread	The spread	(1,446,175)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

7,146,000	(1)(F)	4/30/08	110 bp plus Banc	The spread	(353,184)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

Lehman Brothers Special Financing, Inc.
23,678,000	(2)	8/1/08	(Beginning	The spread	(1,647,728)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

20,718,000	(2)(F)	9/1/08	(Beginning	The spread	(1,496,378)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

63,100,000	(1)	9/1/08	66.7 bp plus	The spread	(5,926,806)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

31,970,000	(2)(F)	5/1/08	(Beginning	The spread	2,544,716
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

15,640,000	(2)	5/1/08	(Beginning	The spread	1,207,774
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

7,840,000	(2)	6/1/08	(20 bp plus	The spread	535,481
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

17,825,000	(2)	6/2/08	(Beginning	The spread	1,196,687
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

29,840,000	(2)	6/1/08	(Beginning	The spread	2,386,967
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

48,840,000	(2)(F)	7/2/08	(Beginning	The spread	3,960,875

			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

33,764,000	(2)	7/1/08	(Beginning	The spread	(2,157,060)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

21,365,000	(1)	8/1/08	Lehman Brothers	The spread	82,693
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

21,365,000	(1)	8/1/08	Lehman Brothers	The spread	93,553
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

54,137,000	(1)	8/1/08	Lehman Brothers	The spread	30,658
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
179,858,365		5/13/08	(2.40) 5.00%	FNMA 5.5 30 YR	(1,122,408)
TBA

Morgan Stanley Capital Services, Inc.
55,484,000	(2)(F)	4/30/08	(Banc of America	The spread	(1,123,218)
			Securities LLC	return of Banc
			AAA 10 yr CMBS	of America
			10 year Index	Securities LLC
			multiplied by	AAA 10 year CMBS
			the modified	10 year Index
duration factor
plus 175 bp)

13,870,000	(1)(E)(F)	4/30/08	Change in spread	The spread	(888,179)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

24,212,000	(1)(F)	5/2/08	10 bp plus Banc	The spread	(1,478,143)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

17,825,000	(2)(F)	5/31/08	(Banc of America	The spread	726,779
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

54,959,000	(1)(E)(F)	8/1/08	Beginning	The spread	(41,989)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$(12,890,197)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty/	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$4,742	$6,896,783	10/12/52	(134 bp)	$1,834,878

DJ ABX NA HE AAA Index	354,963	3,086,635	7/25/45	18 bp	185,092

Financial Security
Assurance Inc.	--	330,000	12/20/12	95 bp	(13,979)

Kroger Co., 5 1/2%,
2/1/13	--	175,000	6/20/13	(82 bp)	(3,191)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	295,000	6/20/11	(101 bp)	(1,056)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	1,620,000	3/20/12	(95 bp)	(27,311)

Mattel, Inc., 7 1/4%,
7/9/12	--	330,000	3/20/13	(157.2 bp)	(11,609)

Meadwestvaco Corp.,
6.85%, 4/1/12	--	175,000	3/20/18	(177 bp)	(1,322)

Ryder System Inc.,
6.95%, 12/1/25	--	330,000	3/20/13	(135 bp)	(6,791)

Sealed Air Corp.,
5 5/8%, 7/15/13	--	210,000	9/20/13	(169 bp)	(7,461)

Spectra Energy Capital,
6 1/4%, 2/15/13	--	330,000	(F) 9/20/14	(115 bp)	(6,761)

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--	560,000	3/20/16	(100 bp)	(3,364)

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	730,000	3/20/13	(43 bp)	7,963

CMS Energy Corp.,
6.875%, 12/15/15	--	1,550,000	6/20/12	57 bp	(34,945)

Conagra Foods Inc., 7%,
10/1/28	--	3,025,000	9/20/10	(27 bp)	(1,649)

CSX Corp., 5.3%, 2/15/14	--	160,000	6/20/15	(135 bp)	(5,067)

DJ ABX NA HE AAA Index	607,083	5,758,202	7/25/45	18 bp	308,232

DJ CDX NA HY Series 9
Index, 35-100% tranche	--	131,659,129	(F) 12/20/12	112 bp	778,852

Electronic Data Systems
Corp., 6.5%, 8/1/13	--	75,000	9/20/13	(155 bp)	(2,129)

International Lease
Finance Corp., 4.15%,
1/20/15	--	210,000	6/20/13	(222.50 bp)	(12,232)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	980,000	9/20/14	(105 bp)	(24,838)

Motorola, Inc., 6.5%,
9/1/25	--	820,000	3/20/13	(79 bp)	42,278

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	--	160,000	6/20/13	(85 bp)	(2,363)

Sara Lee Corp., 6 1/8%,
11/1/32	--	865,000	9/20/11	(43 bp)	(1,982)

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	55,000	3/20/13	815 bp	6,273

Valero Energy Corp.,
9.5%, 2/1/13	--	1,380,000	3/20/13	(69.5 bp)	4,235

Yum! Brands Inc.,
8 7/8%, 4/15/11	--	880,000	3/20/13	(65 bp)	6,232

Credit Suisse International
DJ ABX NA HE AAA Index	733,087	4,867,348	7/25/45	18 bp	480,526

DJ ABX NA HE AAA Index	27,584	228,935	7/25/45	18 bp	15,705

DJ ABX NA HE AAA Index	25,286	228,935	7/25/45	18 bp	13,407

DJ CMB NA CMBX AA Index	(201,182)	900,000	(F) 10/12/52	(25 bp)	(75,510)

DJ CMB NA CMBX AAA Index	6,576,591	39,512,000	12/13/49	8 bp	3,970,538

DJ CMB NA CMBX AAA Index	9,655,056	61,632,000	2/17/51	35 bp	6,628,031

DJ CMB NA CMBX AAA Index	(658,206)	7,918,000	12/13/49	(8 bp)	(135,967)

Sprint Capital Corp,
8 3/8%, 3/15/12	--	2,655,000	6/20/12	(59 bp)	384,661

Deutsche Bank AG
CNA Financial Corp.,
5.85%, 12/15/14	--	285,000	9/20/16	(155 bp)	(5,947)

DJ ABX NA CMBX AAA Index	154,944	2,570,000	2/17/51	35 bp	28,220

DJ ABX NA HE AAA Index	284,446	2,775,085	7/25/45	18 bp	131,721

DJ CDX NA IG Series 9
Index 30-100% tranche	--	31,320,000	12/20/12	(27.2 bp)	(88,510)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	2,250,000	12/20/12	(65 bp)	(45,059)

DJ iTraxx Europe Series
8 Version 1	(6,235)	65,000	(F) 12/20/12	(375 bp)	(5,317)

DJ iTraxx Europe Series
9 Version 1	15,712	230,000	6/20/13	(650 bp)	(16,922)

DJ iTraxx Europe Series
9 Version 1	1,552	22,000	6/20/13	(650 bp)	(1,570)

France Telecom, 7.25%,
1/28/13	--	1,870,000	6/20/16	70 bp	(35,798)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	15,000	6/20/09	400 bp	415

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	55,000	6/20/09	400 bp	1,579

iStar Financial, Inc.,
6%, 12/15/10	39,150	580,000	3/20/09	500 bp	29,052

Packaging Corporation
of America, 5 3/4%,
8/1/13	--	345,000	9/20/13	(129 bp)	(7,158)

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	--	125,000	3/20/18	(95 bp)	(4,136)

PPG Industries, Inc.,
7.05%, 8/15/09	--	185,000	3/20/18	(154 bp)	(15,020)

Tyco Electronics Group,
6.55%, 10/1/17	--	180,000	12/20/17	(125.5 bp)	(6,644)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	8,582,000	(F) (a)	2.461%	(1,370,540)

DJ ABX HE A Index	1,048,040	1,564,000	1/25/38	369 bp	(343,118)

DJ ABX HE AAA Index	367,573	1,564,000	1/25/38	76 bp	(289,142)

DJ CDX NA CMBX AAA Index	65,836	1,800,000	3/15/49	7 bp	(26,512)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	8,420,000	12/20/10	108.65 bp	(195,785)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	31,320,000	12/20/10	249 bp	432,059

DJ CDX NA HY Series 9
Index 25-35% tranche	--	17,980,000	12/20/10	305 bp	513,838

DJ CDX NA HY Series 9
Index 25-35% tranche	--	3,930,000	12/20/10	435 bp	260,435

DJ CDX NA HY Series 9
Index 35-100% tranche	--	8,098,200	12/20/10	153.5 bp	170,346

DJ CDX NA IG Series 10
Index	(665,022)	90,110,000	6/20/13	155 bp	2,033,347

DJ CDX NA IG Series 10
Index	111,715	5,820,000	6/20/18	(150 bp)	(158,789)

DJ CDX NA IG Series 10
Index	(720,026)	56,037,000	6/20/13	155 bp	958,018

DJ CDX NA IG Series 10
Index	2,371,742	103,183,000	6/20/18	(150 bp)	(2,424,032)

DJ CDX NA IG Series 10
Index	(2,137,591)	108,680,000	6/20/13	155 bp	1,116,862

DJ CDX NA IG Series 10
Index	377,774	10,000,000	6/20/18	(150 bp)	(87,009)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	97,890,000	6/20/13	(44.25 bp)	(1,038,971)

DJ CDX NA IG Series 8
Index	1,214,746	86,745,000	6/20/18	(150 bp)	(2,817,017)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	1,585,000	9/20/17	(67.8 bp)	65,880

Lighthouse

International Co, SA,
8%, 4/30/14	--	45,000	3/20/13	680 bp	1,701

Merrill Lynch & Co.,
5%, 1/15/15	--	1,585,000	9/20/17	(59.8 bp)	74,087

Wind Acquisition
9 3/4%, 12/1/15	--	45,000	3/20/13	597 bp	5,831

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	45,000	3/20/13	795 bp	7,945

DJ CDX NA HY Series 9
Index 25-35% tranche	--	2,250,000	12/20/10	388.75 bp	120,580

DJ CDX NA HY Series 9
Index 25-35% tranche	--	8,633,000	12/20/10	105.5 bp	(207,875)

DJ CDX NA IG Series 9
Index	--	139,160,000	12/20/12	(13.55 bp)	459,367

DJ CMB NA CMBX AAA Index	677,817	5,680,000	2/17/51	35 bp	399,231

DJ CMB NA CMBX AAA Index	2,206,440	17,628,000	12/13/49	8 bp	1,039,031

DJ CMB NA CMBX AAA Index	613,473	5,618,000	2/17/51	35 bp	337,928

DJ iTraxx Europe
Crossover Series 8
Version 1	(24,051)	180,000	12/20/12	(375 bp)	(21,370)

GMAC, LLC, 6 7/8%,
8/28/12	23,000	400,000	3/20/09	500 bp	4,015

iStar Financial, Inc.,
6%, 12/15/10	39,200	560,000	3/20/09	500 bp	29,450

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	1,585,000	9/20/17	(77 bp)	(15,562)

CMS Energy Corp.,
6.875%, 12/15/15	--	390,000	6/20/12	62 bp	(8,037)

DJ ABX HE A Index	1,048,040	1,564,000	1/25/38	369 bp	(345,187)

DJ ABX HE A Index	1,089,065	1,567,000	1/25/38	369 bp	(306,835)

DJ ABX HE AAA Index	367,573	1,564,000	1/25/38	76 bp	(278,942)

DJ ABX HE AAA Index	438,760	1,567,000	1/25/38	76 bp	(209,383)

DJ CDX NA CMBX AA Index	(76,552)	2,416,000	(F) 3/15/49	(15 bp)	365,984

DJ CDX NA HY Series 8
Index 35-60% tranche	--	30,983,000	6/20/12	104 bp	(1,187,893)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	34,100,000	12/20/10	104.5 bp	(830,363)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	34,100,000	12/20/10	90 bp	(960,597)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	31,320,000	12/20/10	266 bp	572,634

DJ CDX NA HY Series 9
Index 25-35% tranche	--	62,640,000	12/20/10	295 bp	1,624,986

DJ CDX NA IG Series 10
Index	853,067	45,580,000	6/20/18	(150 bp)	(1,265,415)

DJ CDX NA IG Series 10
Index	356,809	23,585,000	6/20/18	(150 bp)	(739,382)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	48,198,150	(F) 6/20/13	(42 bp)	(490,207)

DJ CDX NA IG Series 9
Index	(830,901)	17,938,500	12/20/17	(80 bp)	(659,290)

DJ LCDX NA Series 9
Index, 30-100% tranche	--	17,050,000	(F) 12/20/12	96 bp	210,380

Domtar Corp., 7 1/8%,
8/15/15	--	310,000	12/20/11	(250 bp)	7,683

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	1,585,000	9/20/17	(58 bp)	35,953

Hanson Plc, 7 7/8%,
9/27/10	--	175,000	9/20/16	(140 bp)	(7,669)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	1,585,000	9/20/17	(60.5 bp)	53,518

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	1,585,000	9/20/12	48 bp	(46,201)

Motorola, Inc., 6 1/2%,
9/1/25	--	205,000	11/20/11	(335 bp)	(9,013)

Yum! Brands, Inc.,
8 7/8%, 4/15/11	--	160,000	3/20/18	(130 bp)	(5,372)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	1,520,729	21,365,000	3/15/49	7 bp	412,638

DJ CDX NA IG Series 10
Index	436,487	22,404,500	6/20/18	(150 bp)	(601,252)

DJ CDX NA IG Series 10
Index	2,530,535	129,700,000	6/20/18	(150 bp)	(3,497,704)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	39,512,000	(F) 6/20/13	(52 bp)	(594,612)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	45,345,000	(F) 6/20/13	(38.6 bp)	(382,810)

DJ CMB NA CMBX AA Index	(256,903)	1,126,000	(F) 10/12/52	(25 bp)	(99,673)

DJ CMB NA CMBX AAA Index	(59,516)	920,000	12/13/49	( 8 bp)	1,279

DJ CMB NA CMBX AAA Index	2,592,361	21,610,500	12/13/49	8 bp	1,161,215

DJ CMB NA CMBX AAA Index	1,799,644	14,716,500	2/17/51	35 bp	1,111,026

DJ CMB NA CMBX AAA Index	2,901,410	21,796,000	12/13/49	8 bp	1,457,977

Total					$7,769,947

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $3,369,521,884.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at April 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at April 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $5,391,842,669, resulting in gross unrealized appreciation and depreciation of $320,621,690 and $339,075,200, respectively, or net unrealized depreciation of $18,453,510.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2008.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at April 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2008, the value of securities loaned amounted to $175,608,428. Certain of these securities were sold prior to period-end. The fund received cash collateral of $181,168,338 which is pooled with collateral of other Putnam funds into 58 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4,140,128 for the period ended April 30, 2008. During the period ended April 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $913,050,054 and $1,217,214,249, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at April 30, 2008.

At April 30, 2008, liquid assets totaling $1,095,954,679 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the

New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Credit default contracts outstanding at period end are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008